            CHARLES SCHWAB
MONEY MARKET
            SCHWAB MONEY
            MARKET PORTFOLIO

            MONEY MARKET
            FOR PERIOD ENDING JUNE 30, 2002
            Inception Date: May 3, 1994

MARKET OVERVIEW

ECONOMIC SLOWDOWN CONTINUES WITH SOME SIGNS OF RECOVERY.

The six months covered by this report included periods during which the U.S. economy showed some signs of improvement. However, the faltering stock market continued to undermine consumer confidence and delay corporate spending, which kept economic recovery from gaining momentum.

One bright spot was Gross Domestic Product (GDP), which grew at an annualized rate of 5.0% during Q1 2002 (see chart, page 2). Inventory buildup was a large contributor to Q1 GDP, but final sales were also better than expected, traditionally a positive sign for the economy.

[PHOTO OF COMPUTER ROOM]

After languishing for several quarters, business investment showed signs of life during the report period. Although spending on buildings remained very low, businesses began to make more investments in equipment and software--areas where investment growth is considered essential for a healthy recovery. Spending on information technology (IT) equipment was up for the first time since the beginning of the recession in March 2001. Meanwhile, the manufacturing sector saw its fifth consecutive month of growth in June, according to the Institute for Supply Management. In spite of these positive signs, however, the economy slowed in the second quarter; initial calculations placed Q2 2002 GDP growth at just 1.1%.

ASSET CLASS PERFORMANCE COMPARISON  % returns during the reporting period

This graph compares the performance of various asset classes (as represented by indices) during the report period.

[LINE GRAPH]

                       Lehman                                                                            3 Month
                     Brothers               MSCI                                                       U.S. Treasury
                  U.S. Aggregate           EAFE(R)            Russell 2000(R)        S&P 500(R)            Bills
                    Bond Index              Index             Small-Cap Index           Index            (T-Bill)
04-Jan-02             -0.24                 1.57                    2.21                 2.13               0.02
11-Jan-02              1.27                 -1.4                    0.32                -0.22               0.08
18-Jan-02               1.1                -3.23                   -2.86                -1.79                0.1
25-Jan-02              0.57                -4.29                   -1.83                -1.28               0.11
01-Feb-02              1.01                -5.38                   -1.66                -2.15               0.14
08-Feb-02              1.34                -6.71                   -4.38                -4.41               0.18
15-Feb-02              1.57                -4.37                   -3.81                -3.72               0.21
22-Feb-02              1.76                -6.38                   -4.65                -4.97               0.24
01-Mar-02              1.35                -3.34                   -1.91                -1.16               0.27
08-Mar-02              0.21                 2.25                    2.53                 1.68                0.3
15-Mar-02              0.01                 2.11                    2.41                 1.84               0.32
22-Mar-02             -0.08                 0.86                    3.09                 0.32               0.36
29-Mar-02              0.09                 0.62                    3.98                 0.29               0.41
05-Apr-02              1.08                 0.61                    2.21                -1.87               0.45
12-Apr-02              1.33                -1.12                    5.87                -2.89               0.49
19-Apr-02              1.56                  2.1                    6.28                -1.66               0.52
26-Apr-02              2.12                 1.16                    3.03                -5.93               0.55
03-May-02              2.18                 1.87                    5.29                 -6.1               0.58
10-May-02              2.14                 1.19                    1.29                -7.71               0.62
17-May-02              1.72                 3.97                    4.65                 -3.2               0.66
24-May-02              2.37                 3.32                    1.52                -5.19                0.7
31-May-02              2.89                 2.45                    0.27                -6.49               0.73
07-Jun-02              2.84                -0.78                   -3.21                -9.96               0.76
14-Jun-02              3.95                -4.94                   -5.52               -11.74                0.8
21-Jun-02              4.11                -4.99                   -5.09               -13.33               0.83
28-Jun-02              3.79                -1.62                    -4.7               -13.16               0.87

THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations.

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market.

S&P 500* INDEX: measures U.S. large-cap stocks

RUSSELL 2000* INDEX: measures U.S. small-cap stocks

MSCI-EAFE* INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab
& Co., Inc. (Schwab).

      Although unemployment rose slightly during the report period, it is still below the 30 year average of 6.3%.
                                                   Source: Bloomberg L.P.

MARKET OVERVIEW Continued

UNEMPLOYMENT REACHES 6.0%, BUT PACE OF INCREASE SLOWS.

[PHOTO OF WOMAN]

After reaching new lows in 2000, the U.S. unemployment rate rose rapidly in 2001. By the end of December 2001 it was at 5.8%, up from 4.0% in December 2000. Thus far in 2002, unemployment has shown signs of stabilizing, ending the period at 5.9%, after hitting 6.0% in April--its highest level since August 1994. New job creation in June, however, was weaker than expected. Most of the newly created jobs were in the service industry, but not business services, which would have signaled more of an economic upturn. Until a sustained economic recovery reaches the job market, further increases in unemployment may occur. Meanwhile, inflation remained low, in part because employers have enjoyed extremely strong worker productivity, which has helped stabilize labor costs and consumer prices.


ECONOMIC FACTORS AND THEIR EFFECTS ON THIS PORTFOLIO.

The following charts show recent figures for common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the portfolio is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the report period.

REAL GDP GROWTH
Annualized growth rate for each quarter shown

Growth of 5.0% in Q1 2002 pleasantly surprised many, but Q2 2002 growth was just 1.1% in preliminary calculations. Recent revisions to 2001 figures now show three negative quarters during that year.

[BAR CHART]

Q3 1992                   3.1
Q4 1992                   5.4
Q1 1993                  -0.1
Q2 1993                   2.5
Q3 1993                   1.8
Q4 1993                   6.2
Q1 1994                   3.4
Q2 1994                   5.7
Q3 1994                   2.2
Q4 1994                     5
Q1 1995                   1.5
Q2 1995                   0.8
Q3 1995                   3.1
Q4 1995                   3.2
Q1 1996                   2.9
Q2 1996                   6.8
Q3 1996                     2
Q4 1996                   4.6
Q1 1997                   4.4
Q2 1997                   5.9
Q3 1997                   4.2
Q4 1997                   2.8
Q1 1998                   6.1
Q2 1998                   2.2
Q3 1998                   4.1
Q4 1998                   6.7
Q1 1999                     3
Q2 1999                     2
Q3 1999                   5.2
Q4 1999                   7.1
Q1 2000                   2.6
Q2 2000                   4.8
Q3 2000                   0.6
Q4 2000                   1.1
Q1 2001                  -0.6
Q2 2001                  -1.6
Q3 2001                  -0.3
Q4 2001                   2.7
Q1 2002                     5
Q2 2002                   1.1


Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, stock investors see an increase in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

      In spite of the low yields resulting from the Fed's policy of keeping interest rates low, money funds remained in favor because of market uncertainty.


STOCKS STRUGGLE; MONEY FUND YIELDS REMAIN FLAT.

Signs of economic improvement, continued low interest rates, and some positive earnings surprises were hardly enough to support stock prices, especially those of large-cap U.S. companies (see chart, page 1). One reason appears to have been the high prices of these stocks compared to earnings. Companies have worked to improve earnings by trimming costs, but any sustained earnings improvement will likely come only with stronger demand for goods and services. Lingering concerns over accounting issues, high corporate debt levels, and the excesses of the tech market bubble further undermined investor confidence.

International stocks performed better for U.S. investors, benefiting from better valuations and a weakening U.S. dollar. Despite negative performance, small-cap companies were still favored by investors, who saw them as less affected by accounting indiscretions and high-valuation concerns.

With interest rates largely stable over the report period, money market yields were relatively flat. Bond yields also were relatively flat, although their returns still were stronger than equities.

U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

After a decade of declines, unemployment rose sharply, reaching 6.0% in April 2002--over two percentage points above its three-decade low of 3.9% in 2000.


[LINE CHART]

     30-Jun-92           7.8
        Jul-92           7.7
        Aug-92           7.6
        Sep-92           7.6
        Oct-92           7.3
        Nov-92           7.4
        Dec-92           7.4
        Jan-93           7.3
        Feb-93           7.1
        Mar-93             7
        Apr-93           7.1
        May-93           7.1
        Jun-93             7
        Jul-93           6.9
        Aug-93           6.8
        Sep-93           6.7
        Oct-93           6.8
        Nov-93           6.6
        Dec-93           6.5
        Jan-94           6.8
        Feb-94           6.6
        Mar-94           6.5
        Apr-94           6.4
        May-94           6.1
        Jun-94           6.1
        Jul-94           6.3
        Aug-94             6
        Sep-94           5.8
        Oct-94           5.8
        Nov-94           5.6
        Dec-94           5.5
        Jan-95           5.6
        Feb-95           5.4
        Mar-95           5.3
        Apr-95           5.8
        May-95           5.8
        Jun-95           5.6
        Jul-95           5.6
        Aug-95           5.7
        Sep-95           5.6
        Oct-95           5.5
        Nov-95           5.7
        Dec-95           5.6
        Jan-96           5.6
        Feb-96           5.5
        Mar-96           5.6
        Apr-96           5.5
        May-96           5.6
        Jun-96           5.3
        Jul-96           5.5
        Aug-96           5.1
        Sep-96           5.2
        Oct-96           5.2
        Nov-96           5.3
        Dec-96           5.4
        Jan-97           5.3
        Feb-97           5.3
        Mar-97           5.1
        Apr-97             5
        May-97           4.7
        Jun-97             5
        Jul-97           4.7
        Aug-97           4.9
        Sep-97           4.7
        Oct-97           4.7
        Nov-97           4.6
        Dec-97           4.7
        Jan-98           4.5
        Feb-98           4.6
        Mar-98           4.6
        Apr-98           4.3
        May-98           4.3
        Jun-98           4.5
        Jul-98           4.5
        Aug-98           4.5
        Sep-98           4.5
        Oct-98           4.5
        Nov-98           4.4
        Dec-98           4.3
        Jan-99           4.3
        Feb-99           4.4
        Mar-99           4.2
        Apr-99           4.3
        May-99           4.2
        Jun-99           4.3
        Jul-99           4.3
        Aug-99           4.2
        Sep-99           4.2
        Oct-99           4.1
        Nov-99           4.1
        Dec-99           4.1
        Jan-00             4
        Feb-00           4.1
        Mar-00           4.1
        Apr-00           3.9
        May-00           4.1
        Jun-00             4
        Jul-00             4
        Aug-00           4.1
        Sep-00           3.9
        Oct-00           3.9
        Nov-00             4
        Dec-00             4
        Jan-01           4.2
        Feb-01           4.2
        Mar-01           4.3
        Apr-01           4.5
        May-01           4.4
        Jun-01           4.5
        Jul-01           4.5
        Aug-01           4.9
        Sep-01           4.9
        Oct-01           5.4
        Nov-01           5.6
        Dec-01           5.8
        Jan-02           5.6
        Feb-02           5.5
        Mar-02           5.7
        Apr-02             6
        May-02           5.8
     30-Jun-02           5.9


This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.

MEASURES OF INFLATION
Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI was up 1.1% for the 12 months ended June 30, 2002 (2.3% if food and energy are excluded). ECI rose 4.0% over the same period.


[LINE CHART]

                      Employment
                         Cost
          Qtr           Index
        Sep-92           3.5
        Dec-92           3.5
        Mar-93           3.5
        Jun-93           3.6
        Sep-93           3.6
        Dec-93           3.5
        Mar-94           3.2
        Jun-94           3.2
        Sep-94           3.2
        Dec-94             3
        Mar-95           2.9
        Jun-95           2.9
        Sep-95           2.7
        Dec-95           2.7
        Mar-96           2.8
        Jun-96           2.9
        Sep-96           2.8
        Dec-96           2.9
        Mar-97           2.9
        Jun-97           2.8
        Sep-97             3
        Dec-97           3.3
        Mar-98           3.3
        Jun-98           3.5
        Sep-98           3.7
        Dec-98           3.4
        Mar-99             3
        Jun-99           3.2
        Sep-99           3.1
        Dec-99           3.4
        Mar-00           4.3
        Jun-00           4.4
        Sep-00           4.3
        Dec-00           4.1
        Mar-01           4.1
        Jun-01           3.9
        Sep-01           4.1
        Dec-01           4.1
        Mar-02           3.9
        Jun-02             4


                        Consumer
                         Price
          Date           Index
        Jun-92           3.1
        Jul-92           3.2
        Aug-92           3.1
        Sep-92             3
        Oct-92           3.2
        Nov-92             3
        Dec-92           2.9
        Jan-93           3.3
        Feb-93           3.2
        Mar-93           3.1
        Apr-93           3.2
        May-93           3.2
        Jun-93             3
        Jul-93           2.8
        Aug-93           2.8
        Sep-93           2.7
        Oct-93           2.8
        Nov-93           2.7
        Dec-93           2.7
        Jan-94           2.5
        Feb-94           2.5
        Mar-94           2.5
        Apr-94           2.4
        May-94           2.3
        Jun-94           2.5
        Jul-94           2.8
        Aug-94           2.9
        Sep-94             3
        Oct-94           2.6
        Nov-94           2.7
        Dec-94           2.7
        Jan-95           2.8
        Feb-95           2.9
        Mar-95           2.9
        Apr-95           3.1
        May-95           3.2
        Jun-95             3
        Jul-95           2.8
        Aug-95           2.6
        Sep-95           2.5
        Oct-95           2.8
        Nov-95           2.6
        Dec-95           2.5
        Jan-96           2.7
        Feb-96           2.7
        Mar-96           2.8
        Apr-96           2.9
        May-96           2.9
        Jun-96           2.8
        Jul-96             3
        Aug-96           2.9
        Sep-96             3
        Oct-96             3
        Nov-96           3.3
        Dec-96           3.3
        Jan-97             3
        Feb-97             3
        Mar-97           2.8
        Apr-97           2.5
        May-97           2.2
        Jun-97           2.3
        Jul-97           2.2
        Aug-97           2.2
        Sep-97           2.2
        Oct-97           2.1
        Nov-97           1.8
        Dec-97           1.7
        Jan-98           1.6
        Feb-98           1.4
        Mar-98           1.4
        Apr-98           1.4
        May-98           1.7
        Jun-98           1.7
        Jul-98           1.7
        Aug-98           1.6
        Sep-98           1.5
        Oct-98           1.5
        Nov-98           1.5
        Dec-98           1.6
        Jan-99           1.7
        Feb-99           1.6
        Mar-99           1.7
        Apr-99           2.3
        May-99           2.1
        Jun-99             2
        Jul-99           2.1
        Aug-99           2.3
        Sep-99           2.6
        Oct-99           2.6
        Nov-99           2.6
        Dec-99           2.7
        Jan-00           2.7
        Feb-00           3.2
        Mar-00           3.7
        Apr-00             3
        May-00           3.1
        Jun-00           3.7
        Jul-00           3.7
        Aug-00           3.4
        Sep-00           3.5
        Oct-00           3.4
        Nov-00           3.4
        Dec-00           3.4
        Jan-01           3.7
        Feb-01           3.5
        Mar-01           2.9
        Apr-01           3.3
        May-01           3.6
        Jun-01           3.2
        Jul-01           2.7
        Aug-01           2.7
        Sep-01           2.6
        Oct-01           2.1
        Nov-01           1.9
        Dec-01           1.6
        Jan-02           1.1
        Feb-02           1.1
        Mar-02           1.5
        Apr-02           1.6
        May-02           1.2
        Jun-02           1.1

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.

MARKET OVERVIEW Continued

LOOKING AHEAD: NEGATIVE FACTORS THREATEN RECOVERY.

The Federal Reserve (the Fed) now appears likely to keep interest rates low until it is satisfied that business spending is back on track--probably late 2002 at the earliest. Unemployment has shown signs of stabilizing, although further stock market losses could hamper the recovery.

[PHOTO OF CREDIT CARD BEING USED]

It is unclear that the recovery will gain momentum anytime soon. Consumer spending is already strong (atypically, it remained so through most of this past recession). Furthermore, inventories are already largely back to normal, so further increases in these areas don't seem likely for now.

Looking forward, we see several factors that could weaken or delay the recovery. Concerns over accounting issues continue to hover over the markets and earnings could be lower as companies adopt more conservative accounting methods. Further weakness in the dollar could help make U.S. securities even less attractive to foreign investors. Consumer spending may at last falter. The war against terrorism could involve unexpected costs, and threats to world political stability could drive up petroleum prices.

YIELDS OF U.S. TREASURY SECURITIES
Effective yields of ten-year and five-year Treasuries

After the Fed's long string of interest rate cuts in 2001, yields remained at fairly low levels, with a marked increase in the spread between five-year and ten-year Treasuries.

[LINE GRAPH]

                      5 Year         10 Year
                    Treasuries      Treasuries
30-Jun-92              6.27          7.12
31-Jul-92              5.82          6.71
31-Aug-92              5.58           6.6
30-Sep-92              5.32          6.35
31-Oct-92              5.89          6.79
30-Nov-92              6.22          6.94
31-Dec-92              5.99          6.69
31-Jan-93              5.55          6.36
28-Feb-93              5.21          6.02
31-Mar-93              5.24          6.02
30-Apr-93              5.11          6.01
31-May-93              5.37          6.15
30-Jun-93              5.05          5.78
31-Jul-93              5.15          5.81
31-Aug-93              4.79          5.45
30-Sep-93              4.77          5.38
31-Oct-93              4.85          5.43
30-Nov-93              5.16          5.82
31-Dec-93              5.21          5.79
31-Jan-94              5.02          5.64
28-Feb-94              5.57          6.13
31-Mar-94              6.23          6.74
30-Apr-94              6.64          7.04
31-May-94              6.76          7.15
30-Jun-94              6.95          7.32
31-Jul-94              6.73          7.11
31-Aug-94               6.8          7.17
30-Sep-94              7.28           7.6
31-Oct-94              7.49          7.81
30-Nov-94              7.79          7.91
31-Dec-94              7.83          7.82
31-Jan-95              7.51          7.58
28-Feb-95              7.04           7.2
31-Mar-95              7.07           7.2
30-Apr-95              6.88          7.06
31-May-95              6.05          6.28
30-Jun-95              5.97           6.2
31-Jul-95              6.16          6.43
31-Aug-95              6.07          6.28
30-Sep-95              6.02          6.18
31-Oct-95              5.81          6.02
30-Nov-95              5.52          5.74
31-Dec-95              5.38          5.57
31-Jan-96              5.24          5.58
29-Feb-96              5.73           6.1
31-Mar-96              6.09          6.33
30-Apr-96              6.41          6.67
31-May-96              6.63          6.85
30-Jun-96              6.46          6.71
31-Jul-96              6.57          6.79
31-Aug-96              6.73          6.94
30-Sep-96              6.46           6.7
31-Oct-96              6.07          6.34
30-Nov-96              5.83          6.04
31-Dec-96              6.21          6.42
31-Jan-97              6.25          6.49
28-Feb-97              6.39          6.55
31-Mar-97              6.75           6.9
30-Apr-97              6.57          6.72
31-May-97               6.5          6.66
30-Jun-97              6.38           6.5
31-Jul-97               5.9          6.01
31-Aug-97              6.22          6.34
30-Sep-97              5.99           6.1
31-Oct-97              5.71          5.83
30-Nov-97              5.84          5.87
31-Dec-97              5.71          5.74
31-Jan-98              5.38          5.51
28-Feb-98              5.59          5.62
31-Mar-98              5.62          5.65
30-Apr-98              5.64          5.67
31-May-98              5.55          5.55
30-Jun-98              5.47          5.45
31-Jul-98               5.5          5.49
31-Aug-98               4.8          4.98
30-Sep-98              4.22          4.42
31-Oct-98              4.23          4.61
30-Nov-98              4.48          4.71
31-Dec-98              4.54          4.65
31-Jan-99              4.55          4.65
28-Feb-99              5.22          5.29
31-Mar-99               5.1          5.24
30-Apr-99              5.21          5.35
31-May-99              5.58          5.62
30-Jun-99              5.65          5.78
31-Jul-99              5.79           5.9
31-Aug-99              5.87          5.97
30-Sep-99              5.75          5.88
31-Oct-99              5.96          6.02
30-Nov-99              6.11          6.19
31-Dec-99              6.34          6.44
31-Jan-00              6.68          6.67
29-Feb-00               6.6          6.41
31-Mar-00              6.31             6
30-Apr-00              6.54          6.21
31-May-00              6.52          6.27
30-Jun-00              6.19          6.03
31-Jul-00              6.15          6.03
31-Aug-00              5.97          5.73
30-Sep-00              5.85           5.8
31-Oct-00              5.81          5.75
30-Nov-00              5.43          5.47
31-Dec-00              4.98          5.11
31-Jan-01              4.77          5.11
28-Feb-01              4.66           4.9
31-Mar-01              4.56          4.92
30-Apr-01              4.89          5.34
31-May-01              4.91          5.38
30-Jun-01              4.95          5.41
31-Jul-01              4.53          5.05
31-Aug-01              4.38          4.83
30-Sep-01               3.8          4.59
31-Oct-01              3.48          4.23
30-Nov-01              4.06          4.75
31-Dec-01               4.3          5.05
31-Jan-02              4.37          5.03
28-Feb-02              4.19          4.88
31-Mar-02              4.81           5.4
30-Apr-02              4.41          5.09
31-May-02              4.36          5.05
30-Jun-02              4.03           4.8

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down. Other factors being equal, low interest rates are positive for stock investors because low borrowing costs can help boost corporate earnings.

Data source: Bloomberg L.P.


SHORT-TERM RATES
Effective yields of 90-day commercial paper and three-month U.S. Treasury bills.

Short-term yields began the report period at the low levels they reached in December 2001, and remained virtually unchanged throughout the report period.


[LINE GRAPH]

                                90-Day
                3 Month       Commercial
  Weekly         T Bill         Paper
31-Dec-01         1.73          1.79
04-Jan-02         1.72          1.72
11-Jan-02         1.55          1.71
18-Jan-02         1.61          1.64
25-Jan-02         1.71          1.71
01-Feb-02         1.76          1.74
08-Feb-02         1.71          1.78
15-Feb-02         1.74          1.82
22-Feb-02         1.77           1.8
01-Mar-02         1.78          1.78
08-Mar-02          1.8          1.76
15-Mar-02         1.85          1.87
22-Mar-02         1.84          1.85
29-Mar-02         1.78          1.91
05-Apr-02         1.76           1.9
12-Apr-02         1.71          1.77
19-Apr-02         1.73          1.81
26-Apr-02         1.74          1.77
03-May-02         1.76          1.77
10-May-02         1.76          1.81
17-May-02         1.76          1.82
24-May-02         1.74          1.75
31-May-02         1.73          1.73
07-Jun-02         1.74          1.75
14-Jun-02         1.71          1.74
21-Jun-02         1.72          1.73
28-Jun-02         1.69          1.74


Typically, the yields offered by commercial paper and three-month T-bills move in the same direction, and broadly reflect market interest rates and the Federal Funds Rate. The spread between these two investments' yields reflects investors' sense of how risky the obligations of banks and corporations are compared with lower-risk U.S. Government-backed T-bills.

Data source: Bloomberg L.P.

SCHWAB

MONEY MARKET PORTFOLIO

[PHOTO OF KAREN WIGGAN]

      KAREN WIGGAN, a portfolio manager, has been responsible for day-to-day management of the portfolio since 1999. She joined the firm in 1987 and has been working in fixed income portfolio management for eight years.

      This portfolio may make sense for investors who are seeking high money market returns.


THE PORTFOLIO SEEKS THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MANAGER'S PERSPECTIVE

MONEY MARKET YIELDS REMAINED RELATIVELY FLAT DURING THE FIRST SIX MONTHS OF 2002. During this period, the Federal Reserve left the benchmark Fed Funds Rate unchanged at 1.75%--a 40-year low.

THE DIFFICULT ASPECT OF THIS REPORT PERIOD WAS TRYING TO DETERMINE THE MAGNITUDE AND TIMING OF THE RECOVERY. At the beginning of 2002, it looked as if interest rates would start rising fairly rapidly by mid-year, with the Fed Funds Rate expected to end the year in the range of 2.5% to 3.0%. As the year progressed, however, the stock market continued to cause jitters and consumer confidence began to falter, leading many economists to conclude that the Fed is unlikely to raise rates in 2002.

AS YIELDS ACROSS MONEY MARKET SECURITIES CONVERGED, INVESTOR DEMAND FOR GOVERNMENT SECURITIES INCREASED. At the same time, government agencies were finding alternative funding sources, and, therefore, supplied fewer offerings than the prior year. The combination of unusually high demand for these securities and unusually low supply had the effect of pushing their prices up and their yields down.

WITH SOME LEADING ECONOMIC INDICATORS POINTING TO EXPANSION, A STRONGER ECONOMY MAY BE ON THE WAY. However, struggles in the equity markets, uncertainty in the Middle East and the war on terrorism may hamper consumer and business confidence, which may prolong the recovery and delay an increase in the Fed Funds Rate.

SCHWAB MONEY MARKET PORTFOLIO

PERFORMANCE AND PORTFOLIO FACTS

SEVEN-DAY YIELDS 1 AS OF 6/30/02

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.


Seven-Day Yield                                                         1.37%
-----------------------------------------------------------------------------
Seven-Day Effective Yield                                               1.38%
-----------------------------------------------------------------------------


WEIGHTED AVERAGE MATURITY during the period

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

 Monthly          Maturity
31-Dec-01            41
31-Jan-02            42
28-Feb-02            46
31-Mar-02            45
30-Apr-02            49
31-May-02            49
30-Jun-02            51

PORTFOLIO COMPOSITION 2 AS OF 6/30/02

All figures are shown as a percentage of the portfolio's investments. All of the portfolio's securities were in the top tier of credit quality at the time of purchase.


BY SECURITY TYPE

[PIE CHART]

1.    84.5%    U.S. Government Agency Discount Notes
2.    15.5%    Repurchase Agreements


BY CREDIT QUALITY

[PIE CHART]

1.    100.0%    Tier 1


1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's seven-day yield would have been 1.36% and the seven-day effective yield would have been 1.37%. Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown.

2 Composition of the fund's portfolio is as of 6/30/02 and is not indicative of holdings after that date.

SCHWAB MONEY MARKET PORTFOLIO -- FINANCIALS


FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

The FINANCIAL NOTES section, following the FINANCIAL STATEMENTS, contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables.

FINANCIAL HIGHLIGHTS

                                                      1/1/02-      1/1/01-       1/1/00-        1/1/99-       1/1/98-       1/1/97-
                                                      6/30/02     12/31/01      12/31/00       12/31/99      12/31/98      12/31/97
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 1.00          1.00          1.00          1.00          1.00          1.00
                                                      ------------------------------------------------------------------------------
Income from investment operations:
         Net investment income                         0.01          0.04          0.06          0.05          0.05          0.05
                                                      ------------------------------------------------------------------------------
Less distributions:
         Dividends from net investment income         (0.01)        (0.04)        (0.06)        (0.05)        (0.05)        (0.05)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                       1.00          1.00          1.00          1.00          1.00          1.00
                                                      ==============================================================================
Total return (%)                                       0.69 2        3.72          5.95          4.69          5.07          5.12

RATIOS/SUPPLEMENTAL DATA(%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
    average net assets                                 0.49 1        0.49          0.48 3        0.50          0.50          0.50
Expense reductions reflected in above ratio            0.01 1        0.01          0.02          0.10          0.11          0.21
Ratio of net investment income to
    average net assets                                 1.38 1        3.55          5.81          4.62          4.91          5.01
Net assets, end of period ($ x 1,000,000)               192           204           160           120            78            48


1 Annualized.

2 Not annualized.

3 Would have been 0.49% if certain non-routine expenses (proxy fees) had been included.


See the Financial Notes, which are integral to this information.

SCHWAB MONEY MARKET PORTFOLIO -- FINANCIALS

PORTFOLIO HOLDINGS
As of June 30, 2002; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 84.5%    FIXED-RATE--U.S. GOVERNMENT SECURITIES
          Market Value: 159,261
          Cost: $159,261

 15.5%    OTHER INVESTMENTS
          Market Value: $29,158
          Cost: $29,158

         -------------------------------------------

100.0%    TOTAL INVESTMENTS
          Market Value: $188,419
          Cost: $188,419


ISSUER                                              FACE VALUE        MKT.VALUE
   RATE, MATURITY DATE                              ($ x 1,000)      ($ x 1,000)
   FIXED-RATE - U.S. GOVERNMENT SECURITIES
   84.5% of investments

AGENCY DISCOUNT NOTES 84.5%
--------------------------------------------------------------------------------
FANNIE MAE
   1.89%, 07/03/02                                      1,000           1,000
   1.75%, 07/11/02                                      2,500           2,499
   1.86%, 07/11/02                                      1,948           1,947
   1.85%, 07/15/02                                      1,000             999
   1.99%, 07/31/02                                      1,182           1,180
   1.84%, 08/05/02                                      3,000           2,995
   1.80%, 08/14/02                                      1,000             998
   1.76%, 08/19/02                                      1,000             998
   2.03%, 08/19/02                                      1,000             997
   1.73%, 08/21/02                                      2,200           2,195
   1.81%, 08/28/02                                      3,000           2,991
   2.09%, 09/20/02                                      1,200           1,194
   1.75%, 09/25/02                                      3,000           2,988
   1.88%, 10/23/02                                      2,000           1,988
   1.91%, 12/04/02                                      2,000           1,984
   2.00%, 12/13/02                                      2,600           2,576
   2.35%, 12/13/02                                      1,000             989
   2.38%, 02/07/03                                      3,000           2,957
   1.89%, 02/10/03                                      3,000           2,965
FEDERAL FARM CREDIT BANK
   1.79%, 07/01/02                                      1,170           1,170
   1.75%, 07/08/02                                      4,000           3,999
   1.78%, 07/08/02                                      4,000           3,999
   1.81%, 07/12/02                                      3,000           2,998
   1.74%, 07/17/02                                      4,000           3,997
   1.76%, 07/19/02                                      3,800           3,797
   1.75%, 08/12/02                                      2,000           1,996
   1.72%, 09/24/02                                      4,000           3,984
FEDERAL HOME LOAN BANK
   1.88%, 07/01/02                                      3,598           3,598
   1.75%, 07/10/02                                      2,940           2,939
   1.80%, 07/10/02                                      5,481           5,479
   1.79%, 07/12/02                                      3,000           2,998
   1.77%, 07/26/02                                      3,000           2,996
   2.02%, 08/05/02                                      3,000           2,994
   1.92%, 08/23/02                                      3,800           3,789
   1.97%, 09/18/02                                      3,000           2,987
   1.76%, 09/20/02                                      3,000           2,988
   1.96%, 10/30/02                                      1,000             993
   1.89%, 11/01/02                                      2,000           1,987
   1.91%, 11/12/02                                      1,894           1,881
FREDDIE MAC
   1.88%, 07/03/02                                      3,000           3,000
   1.90%, 07/17/02                                      2,000           1,998
   1.75%, 07/25/02                                      1,189           1,188
   1.76%, 07/25/02                                      4,000           3,995
   2.04%, 08/05/02                                      2,000           1,996
   1.78%, 08/08/02                                      2,000           1,996
   1.91%, 08/12/02                                      2,000           1,996
   1.80%, 08/15/02                                      1,300           1,297
   1.76%, 09/05/02                                      3,000           2,990
   2.12%, 09/12/02                                      2,000           1,991
   1.93%, 09/13/02                                      2,000           1,992
   1.91%, 09/16/02                                      3,000           2,988
   2.37%, 11/07/02                                      1,000             992
   2.43%, 11/07/02                                      1,950           1,933
   1.90%, 12/04/02                                      3,000           2,976


See the Financial Notes, which are integral to this information.

ISSUER                                              FACE VALUE        MKT.VALUE
   RATE, MATURITY DATE                              ($ x 1,000)      ($ x 1,000)
    1.89%, 12/05/02                                    2,000            1,984
    2.00%, 12/13/02                                    2,000            1,982
    2.00%, 04/24/03                                    1,000              984

TENNESSEE VALLEY AUTHORITY
    1.70%, 07/08/02                                    3,000            2,999
    1.71%, 07/15/02                                    3,000            2,998
    1.70%, 07/22/02                                    3,000            2,997
    1.70%, 07/23/02                                    3,000            2,997
    1.70%, 07/30/02                                    3,000            2,996
    1.71%, 08/01/02                                    4,000            3,994
    1.71%, 08/05/02                                    4,000            3,993
                                                                      -------
                                                                      159,261


OTHER INVESTMENTS  15.5% OF INVESTMENTS


                                                    MATURITY VALUE   MKT. VALUE
SECURITY                                              ($ x 1,000)    ($ x 1,000)
REPURCHASE AGREEMENTS  15.5%
--------------------------------------------------------------------------------
CREDIT SUISSE FIRST BOSTON CORP.
    Tri-Party Repurchase
    Agreement Collateralized by
    U.S. Government Securities
    1.90%, issued 06/28/02,
    due 07/01/02                                      29,163          29,158
================================================================================

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See the Financial Notes, which are integral to this information.

SCHWAB MONEY MARKET PORTFOLIO -- FINANCIALS


Statement of
ASSETS AND LIABILITIES
As of June 30, 2002; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------
Investments, at market value                                      $159,261 a
Repurchase agreements, at market value                              29,158 a
Receivables:
       Interest                                                          5
       Fund shares sold                                              4,106
Prepaid expenses                                                +        7
                                                                ----------
TOTAL ASSETS                                                       192,537

LIABILITIES
--------------------------------------------------------------------------
Payables:
       Fund shares redeemed                                              2
       Dividends to shareholders                                        92
       Investment advisory and administration fees                       5
Accrued expenses                                                +       45
                                                                ----------
TOTAL LIABILITIES                                                      144

NET ASSETS
--------------------------------------------------------------------------
TOTAL ASSETS                                                       192,537
TOTAL LIABILITIES                                               -      144
                                                                ----------
NET ASSETS                                                        $192,393

NET ASSETS BY SOURCE
Capital received from investors                                    192,408
Net realized capital losses                                            (15)

NET ASSET VALUE (NAV)

                SHARES
NET ASSETS  /   OUTSTANDING  =  NAV
$192,393         192,440        $1.00


a The amortized cost for the fund's securities was $188,419.

FEDERAL TAX DATA

COST BASIS OF PORTFOLIO                         $188,419

UNUSED CAPITAL LOSSES:

Expires 12/31 of:                              Loss amount:
     2005                                       $      1
     2006                                              3
     2007                                              9
     2008                                     +        2
                                              ----------
                                                $     15

See the Financial Notes, which are integral to this information.

Statement of
OPERATIONS
For January 1, 2002 through June 30, 2002; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                              $1,778

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                361 a
Trustees' fees                                                            11 b
Custodian and portfolio accounting fees                                   52
Professional fees                                                         18
Registration fees                                                          2
Shareholder reports                                                       26
Other expenses                                                     +       4
                                                                   ---------
Total expenses                                                           474
Expense reduction                                                  -       6 c
                                                                   ---------
NET EXPENSES                                                             468

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                1,778
NET EXPENSES                                                       -     468
                                                                   ---------
NET INVESTMENT INCOME                                                  1,310
                                                                   ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                $1,310

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b For the fund's independent trustees only.

c This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM to limit the operating expenses of this fund through at least April 30, 2003 to 0.50% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


See the Financial Notes, which are integral to this information.

SCHWAB MONEY MARKET PORTFOLIO -- FINANCIALS

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.
Figures for 1/1/02-6/30/02 are unaudited.

OPERATIONS
--------------------------------------------------------------------------------

                                              1/1/02-6/30/02    1/1/01-12/31/01
Net investment income                             $1,310            $6,590
                                             ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS             1,310             6,590

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income            $  1,310          $  6,590

TRANSACTIONS IN FUND SHARES a
--------------------------------------------------------------------------------

Shares sold                                      335,018           777,662
Shares reinvested                                  1,218             6,590
Shares redeemed                              +  (347,739)         (739,940)
                                             ----------------------------------
NET INCREASE OR DECREASE                         (11,503)           44,312

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                              203,896           159,584
Total increase or decrease                   +   (11,503)           44,312 b
                                             ----------------------------------
END OF PERIOD                                   $192,393          $203,896


a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.



See the Financial Notes, which are integral to this information.

FINANCIAL NOTES


FINANCIAL NOTES
Unaudited


BUSINESS STRUCTURE OF THE FUNDS

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB ANNUITY PORTFOLIOS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.


FUND OPERATIONS

Most of the fund's investments are described in sections earlier in this report. However, there are certain other investments and policies that may affect the fund's financials. The most significant of these are described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreement with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND PAYS FEES FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent, shareholder services and transaction services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited



THE TRUST AND ITS FUNDS


This list shows all of the funds included in Schwab Annuity Portfolios. The fund discussed in this report is highlighted.

SCHWAB ANNUITY PORTFOLIOS
Organized January 21, 1994

   SCHWAB MONEY MARKET PORTFOLIO
   Schwab MarketTrack Growth Portfolio II(TM)
   Schwab S&P 500 Portfolio

FINANCIAL NOTES

to funds that share the same investment adviser, trustees and officers.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.


ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If the fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

                CHARLES SCHWAB

DOMESTIC HYBRID

                SCHWAB MARKETTRACK

                GROWTH PORTFOLIO II

                BALANCED

                FOR PERIOD ENDING JUNE 30, 2002
                Inception Date: November 1, 1996

MARKET OVERVIEW

ECONOMIC SLOWDOWN CONTINUES WITH SOME SIGNS OF RECOVERY.

The six months covered by this report included periods during which the U.S. economy showed some signs of improvement. However, the faltering stock market continued to undermine consumer confidence and delay corporate spending, which kept economic recovery from gaining momentum.

One bright spot was Gross Domestic Product (GDP), which grew at an annualized rate of 5.0% during Q1 2002 (see chart, page 2). Inventory buildup was a large contributor to Q1 GDP, but final sales were also better than expected, traditionally a positive sign for the economy.

[PHOTO OF COMPUTER ROOM]

After languishing for several quarters, business investment showed signs of life during the report period. Although spending on buildings remained very low, businesses began to make more investments in equipment and software--areas where investment growth is considered essential for a healthy recovery. Spending on information technology (IT) equipment was up for the first time since the beginning of the recession in March 2001. Meanwhile, the manufacturing sector saw its fifth consecutive month of growth in June, according to the Institute for Supply Management. In spite of these positive signs, however, the economy slowed in the second quarter; initial calculations placed Q2 2002 GDP growth at just 1.1%.

ASSET CLASS PERFORMANCE COMPARISON  % returns during the reporting period

This graph compares the performance of various asset classes (as represented by indices) during the report period.

[LINE GRAPH]

                             Lehman Brothers U.S.
                             Aggregate Bond Index      MSCI EAFE Index    Russell 2000 Index   S&P 500 Index    3 Month T-Bill
     04-Jan-02                       -0.24                   1.57                2.21               2.13              0.02
     11-Jan-02                        1.27                   -1.4                0.32              -0.22              0.08
     18-Jan-02                         1.1                  -3.23               -2.86              -1.79               0.1
     25-Jan-02                        0.57                  -4.29               -1.83              -1.28              0.11
     01-Feb-02                        1.01                  -5.38               -1.66              -2.15              0.14
     08-Feb-02                        1.34                  -6.71               -4.38              -4.41              0.18
     15-Feb-02                        1.57                  -4.37               -3.81              -3.72              0.21
     22-Feb-02                        1.76                  -6.38               -4.65              -4.97              0.24
     01-Mar-02                        1.35                  -3.34               -1.91              -1.16              0.27
     08-Mar-02                        0.21                   2.25                2.53               1.68               0.3
     15-Mar-02                        0.01                   2.11                2.41               1.84              0.32
     22-Mar-02                       -0.08                   0.86                3.09               0.32              0.36
     29-Mar-02                        0.09                   0.62                3.98               0.29              0.41
     05-Apr-02                        1.08                   0.61                2.21              -1.87              0.45
     12-Apr-02                        1.33                  -1.12                5.87              -2.89              0.49
     19-Apr-02                        1.56                    2.1                6.28              -1.66              0.52
     26-Apr-02                        2.12                   1.16                3.03              -5.93              0.55
     03-May-02                        2.18                   1.87                5.29               -6.1              0.58
     10-May-02                        2.14                   1.19                1.29              -7.71              0.62
     17-May-02                        1.72                   3.97                4.65               -3.2              0.66
     24-May-02                        2.37                   3.32                1.52              -5.19               0.7
     31-May-02                        2.89                   2.45                0.27              -6.49              0.73
     07-Jun-02                        2.84                  -0.78               -3.21              -9.96              0.76
     14-Jun-02                        3.95                  -4.94               -5.52             -11.74               0.8
     21-Jun-02                        4.11                  -4.99               -5.09             -13.33              0.83
     28-Jun-02                        3.79                  -1.62                -4.7             -13.16              0.87

THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

S&P 500(R)INDEX: measures U.S. large-cap stocks

RUSSELL 2000(R)INDEX: measures U.S. small-cap stocks

MSCI-EAFE(R)INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).

MARKET OVERVIEW Continued

UNEMPLOYMENT REACHES 6.0%,
BUT PACE OF INCREASE SLOWS.

      Although unemployment rose slightly during the report period, it is still below the 30 year average of 6.3%.

Source: Bloomberg L.P.

[PHOTO OF WOMAN]

After reaching new lows in 2000, the U.S. unemployment rate rose rapidly in 2001. By the end of December 2001 it was at 5.8%, up from 4.0% in December 2000. Thus far in 2002, unemployment has shown signs of stabilizing, ending the period at 5.9%, after hitting 6.0% in April--its highest level since August 1994. New job creation in June, however, was weaker than expected. Most of the newly created jobs were in the service industry, but not business services, which would have signaled more of an economic upturn. Until a sustained economic recovery reaches the job market, further increases in unemployment may occur. Meanwhile, inflation remained low, in part because employers have enjoyed extremely strong worker productivity, which has helped stabilize labor costs and consumer prices.


ECONOMIC FACTORS AND THEIR EFFECTS ON THIS
PORTFOLIO.

The following charts show recent figures for common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the portfolio is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the report period.

REAL GDP GROWTH
Annualized growth rate for each quarter shown

Growth of 5.0% in Q1 2002 pleasantly surprised many, but Q2 2002 growth was just 1.1% in preliminary calculations. Recent revisions to 2001 figures now show three negative quarters during that year.

[BAR CHART]

Q3 1992                   3.1
Q4 1992                   5.4
Q1 1993                  -0.1
Q2 1993                   2.5
Q3 1993                   1.8
Q4 1993                   6.2
Q1 1994                   3.4
Q2 1994                   5.7
Q3 1994                   2.2
Q4 1994                     5
Q1 1995                   1.5
Q2 1995                   0.8
Q3 1995                   3.1
Q4 1995                   3.2
Q1 1996                   2.9
Q2 1996                   6.8
Q3 1996                     2
Q4 1996                   4.6
Q1 1997                   4.4
Q2 1997                   5.9
Q3 1997                   4.2
Q4 1997                   2.8
Q1 1998                   6.1
Q2 1998                   2.2
Q3 1998                   4.1
Q4 1998                   6.7
Q1 1999                     3
Q2 1999                     2
Q3 1999                   5.2
Q4 1999                   7.1
Q1 2000                   2.6
Q2 2000                   4.8
Q3 2000                   0.6
Q4 2000                   1.1
Q1 2001                  -0.6
Q2 2001                  -1.6
Q3 2001                  -0.3
Q4 2001                   2.7
Q1 2002                     5
Q2 2002                   1.1

Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, stock investors see an increase in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

      Inflation does not appear to be a problem for now. But convincing evidence of an economic revival could lead to interest rate increases.




STOCKS STRUGGLE; MONEY FUND YIELDS REMAIN FLAT.

Signs of economic improvement, continued low interest rates, and some positive earnings surprises were hardly enough to support stock prices, especially those of of large-cap U.S. companies (see chart, page 1). One reason appears to have been the high prices of these stocks compared to earnings. Companies have worked to improve earnings by trimming costs, but any sustained earnings improvement will likely come only with stronger demand for goods and services. Lingering concerns over accounting issues, high corporate debt levels, and the excesses of the tech market bubble further undermined investor confidence.


International stocks performed better for U.S. investors, benefiting from better valuations and a weakening U.S. dollar. Despite negative performance, small-cap companies were still favored by investors, who saw them as less affected by accounting indiscretions and high-valuation concerns.

With interest rates largely stable over the report period, money market yields were relatively flat. Bond yields also were relatively flat, although their returns still were stronger than equities.

U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

After a decade of declines, unemployment rose sharply, reaching 6.0% in April 2002--over two percentage points above its three-decade low of 3.9% in 2000.

[LINE GRAPH]

         Jun-92           7.8
         Jul-92           7.7
         Aug-92           7.6
         Sep-92           7.6
         Oct-92           7.3
         Nov-92           7.4
         Dec-92           7.4
         Jan-93           7.3
         Feb-93           7.1
         Mar-93             7
         Apr-93           7.1
         May-93           7.1
         Jun-93             7
         Jul-93           6.9
         Aug-93           6.8
         Sep-93           6.7
         Oct-93           6.8
         Nov-93           6.6
         Dec-93           6.5
         Jan-94           6.8
         Feb-94           6.6
         Mar-94           6.5
         Apr-94           6.4
         May-94           6.1
         Jun-94           6.1
         Jul-94           6.3
         Aug-94             6
         Sep-94           5.8
         Oct-94           5.8
         Nov-94           5.6
         Dec-94           5.5
         Jan-95           5.6
         Feb-95           5.4
         Mar-95           5.3
         Apr-95           5.8
         May-95           5.8
         Jun-95           5.6
         Jul-95           5.6
         Aug-95           5.7
         Sep-95           5.6
         Oct-95           5.5
         Nov-95           5.7
         Dec-95           5.6
         Jan-96           5.6
         Feb-96           5.5
         Mar-96           5.6
         Apr-96           5.5
         May-96           5.6
         Jun-96           5.3
         Jul-96           5.5
         Aug-96           5.1
         Sep-96           5.2
         Oct-96           5.2
         Nov-96           5.3
         Dec-96           5.4
         Jan-97           5.3
         Feb-97           5.3
         Mar-97           5.1
         Apr-97             5
         May-97           4.7
         Jun-97             5
         Jul-97           4.7
         Aug-97           4.9
         Sep-97           4.7
         Oct-97           4.7
         Nov-97           4.6
         Dec-97           4.7
         Jan-98           4.5
         Feb-98           4.6
         Mar-98           4.6
         Apr-98           4.3
         May-98           4.3
         Jun-98           4.5
         Jul-98           4.5
         Aug-98           4.5
         Sep-98           4.5
         Oct-98           4.5
         Nov-98           4.4
         Dec-98           4.3
         Jan-99           4.3
         Feb-99           4.4
         Mar-99           4.2
         Apr-99           4.3
         May-99           4.2
         Jun-99           4.3
         Jul-99           4.3
         Aug-99           4.2
         Sep-99           4.2
         Oct-99           4.1
         Nov-99           4.1
         Dec-99           4.1
         Jan-00             4
         Feb-00           4.1
         Mar-00           4.1
         Apr-00           3.9
         May-00           4.1
         Jun-00             4
         Jul-00             4
         Aug-00           4.1
         Sep-00           3.9
         Oct-00           3.9
         Nov-00             4
         Dec-00             4
         Jan-01           4.2
         Feb-01           4.2
         Mar-01           4.3
         Apr-01           4.5
         May-01           4.4
         Jun-01           4.5
         Jul-01           4.5
         Aug-01           4.9
         Sep-01           4.9
         Oct-01           5.4
         Nov-01           5.6
         Dec-01           5.8
         Jan-02           5.6
         Feb-02           5.5
         Mar-02           5.7
         Apr-02             6
         May-02           5.8
         Jun-02           5.9

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.

MEASURES OF INFLATION
Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI was up 1.1% for the 12 months ended June 30, 2002 (2.3% if food and energy are excluded). ECI rose 4.0% over the same period.

[LINE GRAPH]

                    Employment Cost
       Quarter          Index
        Sep-92           3.5
        Dec-92           3.5
        Mar-93           3.5
        Jun-93           3.6
        Sep-93           3.6
        Dec-93           3.5
        Mar-94           3.2
        Jun-94           3.2
        Sep-94           3.2
        Dec-94             3
        Mar-95           2.9
        Jun-95           2.9
        Sep-95           2.7
        Dec-95           2.7
        Mar-96           2.8
        Jun-96           2.9
        Sep-96           2.8
        Dec-96           2.9
        Mar-97           2.9
        Jun-97           2.8
        Sep-97             3
        Dec-97           3.3
        Mar-98           3.3
        Jun-98           3.5
        Sep-98           3.7
        Dec-98           3.4
        Mar-99             3
        Jun-99           3.2
        Sep-99           3.1
        Dec-99           3.4
        Mar-00           4.3
        Jun-00           4.4
        Sep-00           4.3
        Dec-00           4.1
        Mar-01           4.1
        Jun-01           3.9
        Sep-01           4.1
        Dec-01           4.1
        Mar-02           3.9
        Jun-02             4

          Date           CPI
        Jun-92           3.1
        Jul-92           3.2
        Aug-92           3.1
        Sep-92             3
        Oct-92           3.2
        Nov-92             3
        Dec-92           2.9
        Jan-93           3.3
        Feb-93           3.2
        Mar-93           3.1
        Apr-93           3.2
        May-93           3.2
        Jun-93             3
        Jul-93           2.8
        Aug-93           2.8
        Sep-93           2.7
        Oct-93           2.8
        Nov-93           2.7
        Dec-93           2.7
        Jan-94           2.5
        Feb-94           2.5
        Mar-94           2.5
        Apr-94           2.4
        May-94           2.3
        Jun-94           2.5
        Jul-94           2.8
        Aug-94           2.9
        Sep-94             3
        Oct-94           2.6
        Nov-94           2.7
        Dec-94           2.7
        Jan-95           2.8
        Feb-95           2.9
        Mar-95           2.9
        Apr-95           3.1
        May-95           3.2
        Jun-95             3
        Jul-95           2.8
        Aug-95           2.6
        Sep-95           2.5
        Oct-95           2.8
        Nov-95           2.6
        Dec-95           2.5
        Jan-96           2.7
        Feb-96           2.7
        Mar-96           2.8
        Apr-96           2.9
        May-96           2.9
        Jun-96           2.8
        Jul-96             3
        Aug-96           2.9
        Sep-96             3
        Oct-96             3
        Nov-96           3.3
        Dec-96           3.3
        Jan-97             3
        Feb-97             3
        Mar-97           2.8
        Apr-97           2.5
        May-97           2.2
        Jun-97           2.3
        Jul-97           2.2
        Aug-97           2.2
        Sep-97           2.2
        Oct-97           2.1
        Nov-97           1.8
        Dec-97           1.7
        Jan-98           1.6
        Feb-98           1.4
        Mar-98           1.4
        Apr-98           1.4
        May-98           1.7
        Jun-98           1.7
        Jul-98           1.7
        Aug-98           1.6
        Sep-98           1.5
        Oct-98           1.5
        Nov-98           1.5
        Dec-98           1.6
        Jan-99           1.7
        Feb-99           1.6
        Mar-99           1.7
        Apr-99           2.3
        May-99           2.1
        Jun-99             2
        Jul-99           2.1
        Aug-99           2.3
        Sep-99           2.6
        Oct-99           2.6
        Nov-99           2.6
        Dec-99           2.7
        Jan-00           2.7
        Feb-00           3.2
        Mar-00           3.7
        Apr-00             3
        May-00           3.1
        Jun-00           3.7
        Jul-00           3.7
        Aug-00           3.4
        Sep-00           3.5
        Oct-00           3.4
        Nov-00           3.4
        Dec-00           3.4
        Jan-01           3.7
        Feb-01           3.5
        Mar-01           2.9
        Apr-01           3.3
        May-01           3.6
        Jun-01           3.2
        Jul-01           2.7
        Aug-01           2.7
        Sep-01           2.6
        Oct-01           2.1
        Nov-01           1.9
        Dec-01           1.6
        Jan-02           1.1
        Feb-02           1.1
        Mar-02           1.5
        Apr-02           1.6
        May-02           1.2
        Jun-02           1.1

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.

MARKET OVERVIEW Continued

LOOKING AHEAD: NEGATIVE FACTORS THREATEN RECOVERY.

The Federal Reserve (the Fed) now appears likely to keep interest rates low until it is satisfied that business spending is back on track--probably late 2002 at the earliest. Unemployment has shown signs of stabilizing, although further stock market losses could hamper the recovery.

[PHOTO OF CREDIT CARD]

It is unclear that the recovery will gain momentum anytime soon. Consumer spending is already strong (atypically, it remained so through most of this past recession). Furthermore, inventories are already largely back to normal, so further increases in these areas don't seem likely for now.

Looking forward, we see several factors that could weaken or delay the recovery. Concerns over accounting issues continue to hover over the markets and earnings could be lower as companies adopt more conservative accounting methods. Further weakness in the dollar could help make U.S. securities even less attractive to foreign investors. Consumer spending may at last falter. The war against terrorism could involve unexpected costs, and threats to world political stability could drive up petroleum prices.

S&P 500(R) PRICE/EARNINGS RATIO (P/E)
Dollar-weighted average P/E for all stocks in the index

After peaking at 62.3% in March, the P/E ratio declined rapidly as stock prices fell while earnings somewhat improved. The ratio ended the period at 42.1%--still significantly higher than its 30-year average of 17.0%.

[LINE GRAPH]

                                                 S&P 500 P/E Ratio
                           S&P 500 P/E Ratio      30-Year Average
         Jun-92                  25.23                 17
         Jul-92                  26.08                 17
         Aug-92                  24.22                 17
         Sep-92                   24.7                 17
         Oct-92                  24.64                 17
         Nov-92                   23.8                 17
         Dec-92                  24.31                 17
         Jan-93                  24.29                 17
         Feb-93                  24.44                 17
         Mar-93                  23.48                 17
         Apr-93                  22.92                 17
         May-93                  22.96                 17
         Jun-93                   22.9                 17
         Jul-93                  22.91                 17
         Aug-93                  24.21                 17
         Sep-93                  23.77                 17
         Oct-93                  24.04                 17
         Nov-93                  22.52                 17
         Dec-93                  22.95                 17
         Jan-94                  22.98                 17
         Feb-94                  21.17                 17
         Mar-94                  20.34                 17
         Apr-94                   20.1                 17
         May-94                  20.16                 17
         Jun-94                  19.77                 17
         Jul-94                  18.63                 17
         Aug-94                  18.91                 17
         Sep-94                  18.32                 17
         Oct-94                  17.51                 17
         Nov-94                  16.56                 17
         Dec-94                  16.98                 17
         Jan-95                  16.05                 17
         Feb-95                  16.22                 17
         Mar-95                  16.47                 17
         Apr-95                     16                 17
         May-95                  16.45                 17
         Jun-95                  16.77                 17
         Jul-95                  16.61                 17
         Aug-95                  16.18                 17
         Sep-95                  16.85                 17
         Oct-95                  16.18                 17
         Nov-95                  17.86                 17
         Dec-95                  17.41                 17
         Jan-96                  18.29                 17
         Feb-96                  18.57                 17
         Mar-96                  18.94                 17
         Apr-96                  19.16                 17
         May-96                  19.48                 17
         Jun-96                   19.3                 17
         Jul-96                  18.31                 17
         Aug-96                  18.62                 17
         Sep-96                  19.73                 17
         Oct-96                  19.59                 17
         Nov-96                  21.06                 17
         Dec-96                  20.77                 17
         Jan-97                  20.52                 17
         Feb-97                  20.95                 17
         Mar-97                  19.87                 17
         Apr-97                  20.23                 17
         May-97                  21.45                 17
         Jun-97                  22.44                 17
         Jul-97                  23.99                 17
         Aug-97                  22.74                 17
         Sep-97                     24                 17
         Oct-97                  22.84                 17
         Nov-97                  24.12                 17
         Dec-97                  24.53                 17
         Jan-98                  25.03                 17
         Feb-98                  26.49                 17
         Mar-98                  27.98                 17
         Apr-98                  26.69                 17
         May-98                  26.15                 17
         Jun-98                  27.27                 17
         Jul-98                  26.94                 17
         Aug-98                   22.9                 17
         Sep-98                  24.35                 17
         Oct-98                  28.07                 17
         Nov-98                  30.31                 17
         Dec-98                  32.15                 17
         Jan-99                   33.9                 17
         Feb-99                  32.64                 17
         Mar-99                  33.92                 17
         Apr-99                   33.9                 17
         May-99                  32.74                 17
         Jun-99                   34.7                 17
         Jul-99                  31.31                 17
         Aug-99                  31.21                 17
         Sep-99                  30.39                 17
         Oct-99                  30.41                 17
         Nov-99                  30.65                 17
         Dec-99                  32.53                 17
         Jan-00                  29.78                 17
         Feb-00                  28.59                 17
         Mar-00                   31.5                 17
         Apr-00                  29.41                 17
         May-00                  28.82                 17
         Jun-00                  29.31                 17
         Jul-00                  28.94                 17
         Aug-00                  30.35                 17
         Sep-00                  28.64                 17
         Oct-00                   27.5                 17
         Nov-00                  25.42                 17
         Dec-00                  25.39                 17
         Jan-01                  27.96                 17
         Feb-01                  25.32                 17
         Mar-01                   24.1                 17
         Apr-01                  28.14                 17
         May-01                  28.58                 17
         Jun-01                  28.77                 17
         Jul-01                  33.36                 17
         Aug-01                  31.32                 17
         Sep-01                  34.22                 17
         Oct-01                  41.31                 17
         Nov-01                  46.05                 17
         Dec-01                   48.3                 17
         Jan-02                  60.74                 17
         Feb-02                   60.6                 17
         Mar-02                  62.26                 17
         Apr-02                  46.28                 17
         May-02                  43.62                 17
         Jun-02                  42.08                 17

P/E is stock price divided by earnings per share (for one company or, as here, an entire index). P/E indicates the value that investors have placed on a stock, or group of them. When index P/E is well above its long-term average, it shows high investor confidence about future earnings growth. It also can mean that if confidence wanes, there could be a substantial drop in stock prices.

Data source: Bloomberg L.P.

YIELDS OF U.S. TREASURY SECURITIES
Effective yields of ten-year and five-year Treasuries

After the Fed's long string of interest rate cuts in 2001, yields remained at fairly low levels, with a marked increase in the spread between five-year and ten-year Treasuries.

[LINE GRAPH]

                                5 Yr                  10 Yr
                             Treasuries             Treasuries
     30-Jun-92                  6.27                   7.12
     31-Jul-92                  5.82                   6.71
     31-Aug-92                  5.58                    6.6
     30-Sep-92                  5.32                   6.35
     31-Oct-92                  5.89                   6.79
     30-Nov-92                  6.22                   6.94
     31-Dec-92                  5.99                   6.69
     31-Jan-93                  5.55                   6.36
     28-Feb-93                  5.21                   6.02
     31-Mar-93                  5.24                   6.02
     30-Apr-93                  5.11                   6.01
     31-May-93                  5.37                   6.15
     30-Jun-93                  5.05                   5.78
     31-Jul-93                  5.15                   5.81
     31-Aug-93                  4.79                   5.45
     30-Sep-93                  4.77                   5.38
     31-Oct-93                  4.85                   5.43
     30-Nov-93                  5.16                   5.82
     31-Dec-93                  5.21                   5.79
     31-Jan-94                  5.02                   5.64
     28-Feb-94                  5.57                   6.13
     31-Mar-94                  6.23                   6.74
     30-Apr-94                  6.64                   7.04
     31-May-94                  6.76                   7.15
     30-Jun-94                  6.95                   7.32
     31-Jul-94                  6.73                   7.11
     31-Aug-94                   6.8                   7.17
     30-Sep-94                  7.28                    7.6
     31-Oct-94                  7.49                   7.81
     30-Nov-94                  7.79                   7.91
     31-Dec-94                  7.83                   7.82
     31-Jan-95                  7.51                   7.58
     28-Feb-95                  7.04                    7.2
     31-Mar-95                  7.07                    7.2
     30-Apr-95                  6.88                   7.06
     31-May-95                  6.05                   6.28
     30-Jun-95                  5.97                    6.2
     31-Jul-95                  6.16                   6.43
     31-Aug-95                  6.07                   6.28
     30-Sep-95                  6.02                   6.18
     31-Oct-95                  5.81                   6.02
     30-Nov-95                  5.52                   5.74
     31-Dec-95                  5.38                   5.57
     31-Jan-96                  5.24                   5.58
     29-Feb-96                  5.73                    6.1
     31-Mar-96                  6.09                   6.33
     30-Apr-96                  6.41                   6.67
     31-May-96                  6.63                   6.85
     30-Jun-96                  6.46                   6.71
     31-Jul-96                  6.57                   6.79
     31-Aug-96                  6.73                   6.94
     30-Sep-96                  6.46                    6.7
     31-Oct-96                  6.07                   6.34
     30-Nov-96                  5.83                   6.04
     31-Dec-96                  6.21                   6.42
     31-Jan-97                  6.25                   6.49
     28-Feb-97                  6.39                   6.55
     31-Mar-97                  6.75                    6.9
     30-Apr-97                  6.57                   6.72
     31-May-97                   6.5                   6.66
     30-Jun-97                  6.38                    6.5
     31-Jul-97                   5.9                   6.01
     31-Aug-97                  6.22                   6.34
     30-Sep-97                  5.99                    6.1
     31-Oct-97                  5.71                   5.83
     30-Nov-97                  5.84                   5.87
     31-Dec-97                  5.71                   5.74
     31-Jan-98                  5.38                   5.51
     28-Feb-98                  5.59                   5.62
     31-Mar-98                  5.62                   5.65
     30-Apr-98                  5.64                   5.67
     31-May-98                  5.55                   5.55
     30-Jun-98                  5.47                   5.45
     31-Jul-98                   5.5                   5.49
     31-Aug-98                   4.8                   4.98
     30-Sep-98                  4.22                   4.42
     31-Oct-98                  4.23                   4.61
     30-Nov-98                  4.48                   4.71
     31-Dec-98                  4.54                   4.65
     31-Jan-99                  4.55                   4.65
     28-Feb-99                  5.22                   5.29
     31-Mar-99                   5.1                   5.24
     30-Apr-99                  5.21                   5.35
     31-May-99                  5.58                   5.62
     30-Jun-99                  5.65                   5.78
     31-Jul-99                  5.79                    5.9
     31-Aug-99                  5.87                   5.97
     30-Sep-99                  5.75                   5.88
     31-Oct-99                  5.96                   6.02
     30-Nov-99                  6.11                   6.19
     31-Dec-99                  6.34                   6.44
     31-Jan-00                  6.68                   6.67
     29-Feb-00                   6.6                   6.41
     31-Mar-00                  6.31                      6
     30-Apr-00                  6.54                   6.21
     31-May-00                  6.52                   6.27
     30-Jun-00                  6.19                   6.03
     31-Jul-00                  6.15                   6.03
     31-Aug-00                  5.97                   5.73
     30-Sep-00                  5.85                    5.8
     31-Oct-00                  5.81                   5.75
     30-Nov-00                  5.43                   5.47
     31-Dec-00                  4.98                   5.11
     31-Jan-01                  4.77                   5.11
     28-Feb-01                  4.66                    4.9
     31-Mar-01                  4.56                   4.92
     30-Apr-01                  4.89                   5.34
     31-May-01                  4.91                   5.38
     30-Jun-01                  4.95                   5.41
     31-Jul-01                  4.53                   5.05
     31-Aug-01                  4.38                   4.83
     30-Sep-01                   3.8                   4.59
     31-Oct-01                  3.48                   4.23
     30-Nov-01                  4.06                   4.75
     31-Dec-01                   4.3                   5.05
     31-Jan-02                  4.37                   5.03
     28-Feb-02                  4.19                   4.88
     31-Mar-02                  4.81                    5.4
     30-Apr-02                  4.41                   5.09
     31-May-02                  4.36                   5.05
     30-Jun-02                  4.03                    4.8

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down. Other factors being equal, low interest rates are positive for stock investors because low borrowing costs can help boost corporate earnings.

Data source: Bloomberg L.P.

SCHWAB

MARKETTRACK
GROWTH PORTFOLIO II

[PHOTO OF GERI HOM AND KIM DAIFOTIS]

    GERI HOM, a vice president of the investment advisor, is responsible for day-to-day management of the equity portions of the portfolio. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

    KIM DAIFOTIS, a vice president of the investment advisor, is responsible for day-to-day management of the bond and cash portions of the portfolio. Prior to joining the firm in 1997, he worked for nearly 17 years in research and asset management.

    This portfolio could be appropriate for investors seeking attractive long-term growth with potentially lower volatility.

THE PORTFOLIO SEEKS HIGH CAPITAL GROWTH WITH LESS VOLATILITY THAN AN ALL-STOCK PORTFOLIO.

MANAGERS' PERSPECTIVE

EQUITY MARKETS STRUGGLED DURING THE REPORT PERIOD AS INVESTORS CONTINUED TO AVOID STOCKS. Reasons for this included the weak economy, accounting concerns and the ongoing conflicts in the Middle East. The market environment weakened noticeably as the period progressed. The portfolio was down 7.31%, although it outperformed the S&P 500(R) Index, which was down 13.16% during the period.

ACCOUNTING AND REPORTING CONCERNS WERE HEADLINE NEWS DURING A LARGE PORTION OF THE REPORT PERIOD. As many larger-cap companies announced intentions to restate earnings, investor confidence continued to wane. Exposure to small- and mid- cap stocks enhanced the portfolio's performance, as these types of stocks were the best performers. Toward the latter portion of the period, however, small-caps and mid-caps began to feel the fallout in the equity market as well. In terms of style, value stocks outperformed growth stocks. International stocks also did relatively well, down only 1.62% as measured by the MSCI-EAFE Index.

WITH SOME LEADING ECONOMIC INDICATORS POINTING TO EXPANSION, A STRONGER ECONOMY MAY BE ON THE WAY. However, maintaining exposure to all major asset class segments, as the portfolio does, can be prudent during periods when it is unclear which types of stocks or asset classes may outperform going forward. In addition, the portfolio's bond and cash holdings may help cushion the effects of stock market volatility.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II


PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 6/30/02

This chart compares performance of the portfolio with the S&P 500(R) Index, the Lehman Brothers U.S. Aggregate Bond Index and the Growth Composite Index II.

[BAR CHART]

                                                       Lehman Brothers    Growth
                                            S&P 500     U.S. Aggregate   Composite
                              Portfolio 1    Index       Bond Index      Index II 2
                              -----------    -----       ----------      ----------
Total Return
   6 Months 3                    (7.31%)    (13.16%)        3.79%          (6.07%)
   1 Year                       (11.08%)    (17.99%)        8.63%          (9.58%)
   5 Years                        3.50%       3.66%         7.57%           4.50%
   Since Inception 11/1/96        6.37%       7.74%         7.39%           6.79%


PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in the S&P 500 Index, the Lehman Brothers U.S. Aggregate Bond Index and the Growth Composite Index II.

[LINE GRAPH]

                                Growth                         Lehman
                               Composite      S&P 500         Aggregate
              Portfolio 1      Index II         Index         Bond Index
              -----------      --------       ----------      ----------
01-Nov-96       $10,000       $10,000       $10,000        $10,000
30-Nov-96       $10,490       $10,445       $10,777        $10,178
31-Dec-96       $10,420       $10,416       $10,564        $10,083
31-Jan-97       $10,670       $10,690       $11,223        $10,115
28-Feb-97       $10,710       $10,666       $11,311        $10,140
31-Mar-97       $10,460       $10,389       $10,848        $10,027
30-Apr-97       $10,780       $10,580       $11,494        $10,178
31-May-97       $11,420       $11,222       $12,193        $10,274
30-Jun-97       $11,940       $11,641       $12,739        $10,397
31-Jul-97       $12,650       $12,267       $13,752        $10,677
31-Aug-97       $12,200       $11,951       $12,982        $10,587
30-Sep-97       $12,880       $12,546       $13,692        $10,743
31-Oct-97       $12,520       $12,116       $13,235        $10,899
30-Nov-97       $12,730       $12,203       $13,848        $10,949
31-Dec-97       $12,977       $12,330       $14,086        $11,060
31-Jan-98       $13,037       $12,407       $14,242        $11,201
28-Feb-98       $13,779       $13,108       $15,269        $11,192
31-Mar-98       $14,199       $13,620       $16,051        $11,230
30-Apr-98       $14,320       $13,746       $16,213        $11,289
31-May-98       $14,019       $13,519       $15,934        $11,396
30-Jun-98       $14,240       $13,672       $16,581        $11,493
31-Jul-98       $13,959       $13,418       $16,405        $11,517
31-Aug-98       $12,285       $11,751       $14,036        $11,705
30-Sep-98       $12,696       $12,098       $14,936        $11,979
31-Oct-98       $13,478       $12,712       $16,150        $11,915
30-Nov-98       $14,079       $13,298       $17,129        $11,983
31-Dec-98       $14,673       $13,890       $18,116        $12,019
31-Jan-99       $14,921       $14,103       $18,873        $12,104
28-Feb-99       $14,395       $13,606       $18,286        $11,893
31-Mar-99       $14,807       $13,960       $19,017        $11,958
30-Apr-99       $15,405       $14,559       $19,753        $11,996
31-May-99       $15,127       $14,390       $19,287        $11,891
30-Jun-99       $15,735       $15,016       $20,357        $11,853
31-Jul-99       $15,621       $14,914       $19,722        $11,803
31-Aug-99       $15,518       $14,775       $19,624        $11,797
30-Sep-99       $15,467       $14,664       $19,086        $11,934
31-Oct-99       $16,095       $15,114       $20,294        $11,978
30-Nov-99       $16,569       $15,735       $20,707        $11,977
31-Dec-99       $17,553       $16,847       $21,926        $11,919
31-Jan-00       $16,777       $16,339       $20,825        $11,880
29-Feb-00       $17,176       $17,056       $20,431        $12,024
31-Mar-00       $17,975       $17,646       $22,429        $12,182
30-Apr-00       $17,376       $17,016       $21,754        $12,147
31-May-00       $16,965       $16,617       $21,308        $12,141
30-Jun-00       $17,598       $17,249       $21,835        $12,394
31-Jul-00       $17,232       $17,018       $21,494        $12,506
31-Aug-00       $18,108       $17,900       $22,829        $12,688
30-Sep-00       $17,442       $17,377       $21,624        $12,768
31-Oct-00       $17,254       $17,075       $21,533        $12,852
30-Nov-00       $16,245       $16,089       $19,836        $13,063
31-Dec-00       $16,707       $16,706       $19,933        $13,306
31-Jan-01       $17,045       $17,072       $20,641        $13,523
28-Feb-01       $15,872       $16,059       $18,758        $13,640
31-Mar-01       $15,150       $15,234       $17,569        $13,708
30-Apr-01       $16,064       $16,154       $18,934        $13,651
31-May-01       $16,097       $16,237       $19,061        $13,733
30-Jun-01       $15,951       $16,044       $18,598        $13,785
31-Jul-01       $15,754       $15,796       $18,416        $14,094
31-Aug-01       $15,172       $15,268       $17,263        $14,256
30-Sep-01       $14,022       $14,009       $15,868        $14,421
31-Oct-01       $14,360       $14,425       $16,171        $14,722
30-Nov-01       $15,060       $15,155       $17,411        $14,519
31-Dec-01       $15,303       $15,444       $17,565        $14,426
31-Jan-02       $14,962       $15,200       $17,308        $14,543
28-Feb-02       $14,773       $15,021       $16,974        $14,684
31-Mar-02       $15,350       $15,622       $17,612        $14,441
30-Apr-02       $14,997       $15,363       $16,545        $14,721
31-May-02       $14,867       $15,234       $16,423        $14,846
30-Jun-02       $14,184       $14,507       $15,253        $14,975

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. All performance figures do not indicate future results.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 The Growth Composite Index II is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. As of 6/30/02, the total number of funds in the Large-Cap, Small-Cap, Foreign and Intermediate Bond Fund categories for the 6-month, one- and five-year periods was 8,694, 1,921, 1,983, 925; 8,464, 1,872, 1,853, 861; and 6,700, 1,524, 569, 342,
  respectively. Performance includes changes in price and reinvestment of dividends and capital gains.

3 Not annualized.

PORTFOLIO FACTS

TOP TEN HOLDINGS 1 as of 6/30/02

 (1) SCHWAB INTERNATIONAL INDEX FUND(R)-SELECT SHARES          20.6%
 (2) SCHWAB SMALL-CAP INDEX FUND(R)-SELECT SHARES              20.0%
 (3) SCHWAB TOTAL BOND MARKET FUND                             14.8%
 (4) SCHWAB VALUE ADVANTAGE MONEY FUND(R)-INVESTOR SHARES       4.1%
 (5) MICROSOFT CORP.                                            1.3%
 (6) GENERAL ELECTRIC CO.                                       1.3%
 (7) EXXON MOBIL CORP.                                          1.2%
 (8) WAL-MART STORES, INC.                                      1.1%
 (9) PFIZER, INC.                                               1.0%
(10) CITIGROUP, INC.                                            0.9%
--------------------------------------------------------------------
     TOTAL PERCENTAGE OF INVESTMENTS                           66.3%

STATISTICS as of 6/30/02

                                                PEER GROUP
                                 PORTFOLIO      AVERAGE 2
----------------------------------------------------------
Number of Holdings                    489            n/a
----------------------------------------------------------
Median Market Cap ($ Mil)         $30,555        $33,615
----------------------------------------------------------
Price/Earnings (P/E) Ratio           27.2           27.9
----------------------------------------------------------
Price/Book (P/B) Ratio                3.9            4.1
----------------------------------------------------------
Income Ratio                          1.7            2.7
----------------------------------------------------------
Portfolio Turnover Rate                14%           110%
----------------------------------------------------------
Three-Year Beta                      0.72           0.56
----------------------------------------------------------

EXPENSE RATIO as of 6/30/02

[BAR CHART]

Portfolio               0.50% 3
Peer Group Average      0.74% 2

1 This list is not a recommendation of any security by the adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 6/30/02, there were 1,492 annuity subaccounts in the Domestic Hybrid Annuity category.

3 Guaranteed by Schwab and the investment adviser through 4/30/03 (excluding interest, taxes and certain non-routine expenses). The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.


PORTFOLIO WEIGHTINGS as of 6/30/02

This shows the composition by asset class of the fund's portfolio as of the report date.

ASSET MIX

[PIE CHART]

1.    39.7%    Large-Cap Stocks
2.    20.6%    International Stocks
3.    20.0%    Small-Cap Stocks
4.    14.8%    Bonds
5.     4.9%    Short-Term Investments

TARGET MIX

[PIE CHART]

1.    40.0%    Large-Cap Stocks
2.    20.0%    Small-Cap Stocks
3.    20.0%    International Stocks
4.    15.0%    Bonds
5.     5.0%    Short-Term Investments

MARKETTRACK GROWTH PORTFOLIO II -- FINANCIALS

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Another section of this report provides context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables.

FINANCIAL HIGHLIGHTS

                                                1/1/02-      1/1/01-     1/1/00-     1/1/99-    1/1/98-    1/1/97-
                                                6/30/02     12/31/01    12/31/00    12/31/99   12/31/98   12/31/97
-------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           12.99        14.81       15.84       14.24      12.95      10.42
                                                -------------------------------------------------------------------
Income or loss from investment operations:
Net investment income                             0.05         0.18        0.35        0.15       0.17       0.22 1
Net realized and unrealized gains or losses      (1.00)       (1.43)      (1.13)       2.63       1.52       2.33
                                                -------------------------------------------------------------------
Total income or loss from investment
    operations                                   (0.95)       (1.25)      (0.78)       2.78       1.69       2.55
Less distributions:
Dividends from net investment income                --        (0.35)      (0.14)      (0.18)     (0.15)     (0.02)
Distributions from net realized gains               --        (0.22)      (0.11)      (1.00)     (0.25)        -- 2
                                                -------------------------------------------------------------------
Total distributions                                 --        (0.57)      (0.25)      (1.18)     (0.40)     (0.02)
                                                -------------------------------------------------------------------
Net asset value at end of period                 12.04        12.99       14.81       15.84      14.24      12.95
                                                -------------------------------------------------------------------
Total return (%)                                 (7.31) 4     (8.40)      (4.82)      19.63      13.07      24.54

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
    average net assets 4                          0.50 5       0.50        0.55 3      0.56       0.57       0.75
Expense reductions reflected in above ratio       0.48 5       0.32        0.28        0.53       0.71       1.24
Ratio of net investment income to
    average net assets                            0.85 5       1.67        2.80        1.32       1.64       1.98
Portfolio turnover rate                             14           13          19          14         67         81
Net assets, end of period ($ x 1,000,000)           21           22          22          19         14         10

1 Per share information presented is based upon the average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

2 Per share amount was less than $0.01.

3 Would have been 0.56% if certain non-routine expenses (proxy fees) had been included.

4 Not annualized.

5 Annualized.


See the Financial Notes, which are integral to this information.

PORTFOLIO HOLDINGS
As of June 30, 2002; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding
 +  New holding (since 12/31/01)
 o  Non-income producing security
 *  American Depositary Receipt
 /  Issuer is related to the fund's adviser

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 55.4%   OTHER INVESTMENT COMPANIES
         Market Value: $11,649
         Cost: $12,843

 39.7%   COMMON STOCK
         Market Value: $8,336
         Cost: $8,673

  4.9%   SHORT TERM INVESTMENTS
         Market Value: $1,031
         Cost: $1,031
-----------------------------------
100.0%   TOTAL INVESTMENTS
         Market Value: $21,016
         Cost: $22,547

COMMON STOCK 39.7% of investments

                                                                      MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

     AEROSPACE / DEFENSE  0.7%
     ---------------------------------------------------------------------------
     Boeing Co.    738                                                        33
     Crane Co.    100                                                          2
     General Dynamics Corp.    200                                            21
     Goodrich Corp.    100                                                     3
     Lockheed Martin Corp.    400                                             28
     Northrop Grumman Corp.    61                                              8
     Raytheon Co.    400                                                      16
     Rockwell Automation, Inc.    100                                          2
     Rockwell Collins, Inc.    100                                             3
     Textron, Inc.    100                                                      5
     United Technologies Corp.    450                                         30
                                                                     -----------
                                                                             151

     AIR TRANSPORTATION  0.1%
     ---------------------------------------------------------------------------
   o AMR Corp.    100                                                          1
     Delta Air Lines, Inc.    100                                              2
   o FedEx Corp.    300                                                       16
     Southwest Airlines Co.    600                                            10
                                                                     -----------
                                                                              29

     ALCOHOLIC BEVERAGES  0.2%
     ---------------------------------------------------------------------------
     Anheuser-Busch Cos., Inc.    800                                         40
     Brown-Forman Corp., Class B    100                                        7
                                                                     -----------
                                                                              47

     APPAREL  0.1%
     ---------------------------------------------------------------------------
   o Jones Apparel Group, Inc.    100                                          4
     Liz Claiborne, Inc.    100                                                3
     Nike, Inc., Class B    300                                               16
     VF Corp.    100                                                           4
                                                                     -----------
                                                                              27

     AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  0.5%
     ---------------------------------------------------------------------------
     Dana Corp.    100                                                         2
     Danaher Corp.    150                                                     10
     Delphi Corp.    579                                                       8
     Eaton Corp.    100                                                        7
     Ford Motor Co.    1,698                                                  27
     General Motors Corp.    500                                              27
     Genuine Parts Co.    200                                                  7
     Goodyear Tire & Rubber Co.    100                                         2
     Harley-Davidson, Inc.    300                                             15
  o+ Navistar International Corp.    100                                       3
     TRW, Inc.    100                                                          6
     Visteon Corp.    104                                                      1
                                                                     -----------
                                                                             115

     BANKS  3.1%
     ---------------------------------------------------------------------------
     AmSouth Bancorp.    250                                                   6
     Bank of America Corp.    1,419                                          100
     Bank of New York Co., Inc.    700                                        24
     Bank One Corp.    1,072                                                  41


See the Financial Notes, which are integral to this information.

MARKETTRACK GROWTH PORTFOLIO II -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

                                                                      MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

     BB&T Corp.    426                                                        16
     Comerica, Inc.    150                                                     9
     Fifth Third Bancorp.    542                                              36
   + First Tennessee National Corp.    100                                     4
     FleetBoston Financial Corp.    938                                       30
     Golden West Financial Corp.    100                                        7
     Huntington Bancshares, Inc.    133                                        3
     J.P. Morgan Chase & Co.    1,890                                         64
     KeyCorp., Inc.    400                                                    11
   + Marshall & Ilsley Corp.    200                                            6
     Mellon Financial Corp.    400                                            13
     National City Corp.    524                                               17
     Northern Trust Corp.    200                                               9
     PNC Financial Services Group, Inc.    300                                16
     Providian Financial Corp.    200                                          1
     Regions Financial Corp.    200                                            7
     SouthTrust Corp.    300                                                   8
     State Street Corp.    300                                                13
     SunTrust Banks, Inc.    300                                              20
     Synovus Financial Corp.    250                                            7
     U.S. Bancorp.    1,699                                                   40
     Union Planters Corp.    150                                               5
     Wachovia Corp.    1,224                                                  47
     Wells Fargo & Co.    1,600                                               80
     Zions Bancorp.    100                                                     5
                                                                     -----------
                                                                             645

     BUSINESS MACHINES & SOFTWARE  3.4%
     ---------------------------------------------------------------------------
     Adobe Systems, Inc.    200                                                6
   o Apple Computer, Inc.    300                                               5
   + Autodesk, Inc.    200                                                     3
   o BMC Software, Inc.    200                                                 3
   o Cisco Systems, Inc.    6,700                                             93
   o Compuware Corp.    400                                                    2
   o Comverse Technology, Inc.    100                                          1
   o Dell Computer Corp.    2,400                                             63
   o EMC Corp.    2,100                                                       16
   o Gateway, Inc.    200                                                      1
     Hewlett-Packard Co.    2,812                                             43
     International Business Machines Corp.    1,550                          112
   o Lexmark International, Inc., Class A    100                               5
(5)o Microsoft Corp.    4,950                                                271
   o NCR Corp.    100                                                          3
   o Network Appliance, Inc.    300                                            4
   o Novell, Inc.    400                                                       1
   o Novellus Systems, Inc.    175                                             6
   o Oracle Corp.    5,100                                                    48
   o Palm, Inc.    396                                                         1
     Pitney Bowes, Inc.    200                                                 8
  o+ Rational Software Corp.    167                                            1
   o Sun Microsystems, Inc.    3,000                                          15
   o Unisys Corp.    200                                                       2
     Xerox Corp.    700                                                        5
                                                                     -----------
                                                                             718

     BUSINESS SERVICES  1.3%
     ---------------------------------------------------------------------------
   o Allied Waste Industries, Inc.    100                                      1
  o+ Apollo Group, Inc., Class A    200                                        8
     Automatic Data Processing, Inc.    600                                   26
   o Cendant Corp.    840                                                     13
     Cintas Corp.    132                                                       7
   o Citrix Systems, Inc.    100                                               1
     Computer Associates International, Inc.    500                            8
   o Computer Sciences Corp.    200                                           10
   o Concord EFS, Inc.    500                                                 15
   o Convergys Corp.    137                                                    3
     Deluxe Corp.    100                                                       4
     Electronic Data Systems Corp.    450                                     17
     Equifax, Inc.    100                                                      3
     First Data Corp.    700                                                  26
   o Fiserv, Inc.    150                                                       5
     H&R Block, Inc.    200                                                    9
     Interpublic Group of Cos., Inc.    400                                   10
   o Intuit, Inc.    244                                                      12
   o Mercury Interactive Corp.    100                                          2
     Omnicom Group, Inc.    200                                                9
   o Parametric Technology Corp.    200                                        1
     Paychex, Inc.    325                                                     10
   o PeopleSoft, Inc.    300                                                   4


See the Financial Notes, which are integral to this information.

                                                                   MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                ($ x 1,000)

   o Qlogic Corp.    63                                                     2
   o Robert Half International, Inc.    100                                 2
   o Siebel Systems, Inc.    400                                            6
   o Thermo Electron Corp.    100                                           2
   o TMP Worldwide, Inc.    95                                              2
     Tyco International Ltd.    1,860                                      25
   o Veritas Software Corp.    400                                          8
     Waste Management, Inc.    545                                         14
   o Yahoo!, Inc.    600                                                    9
                                                                  -----------
                                                                          274

     CHEMICAL 0.8%
     ------------------------------------------------------------------------
     3M Co.    350                                                         43
     Air Products & Chemicals, Inc.    200                                 10
     Dow Chemical Co.    861                                               30
     E.I. du Pont de Nemours & Co.    969                                  43
     Eastman Chemical Co.    100                                            5
     Ecolab, Inc.    100                                                    5
   o Hercules, Inc.    100                                                  1
     PPG Industries, Inc.    200                                           12
     Praxair, Inc.    200                                                  11
     Rohm & Haas Co.    200                                                 8
     Sherwin-Williams Co.    100                                            3
     Sigma-Aldrich Corp.    100                                             5
                                                                  -----------
                                                                          176

     CONSTRUCTION 0.2%
     ------------------------------------------------------------------------
     Centex Corp.    100                                                    6
     Fluor Corp.    100                                                     4
   + KB Home Corp.    50                                                    2
     Masco Corp.    400                                                    11
  o+ McDermott International, Inc.    200                                   2
     Pulte Homes, Inc.    50                                                3
     The Stanley Works    100                                               4
     Vulcan Materials Co.    100                                            4
                                                                  -----------
                                                                           36

     CONSUMER: DURABLE 0.1%
     ------------------------------------------------------------------------
     Black & Decker Corp.    100                                            5
     Leggett & Platt, Inc.    100                                           2
     Maytag Corp.    100                                                    4
     Whirlpool Corp.    100                                                 7
                                                                  -----------
                                                                           18

     CONSUMER: NONDURABLE 0.4%
     ------------------------------------------------------------------------
     Darden Restaurants, Inc.    150                                        4
     Fortune Brands, Inc.    150                                            8
     Hasbro, Inc.    100                                                    1
   o International Game Technology    62                                    4
     Mattel, Inc.    400                                                    9
     McDonald's Corp.    1,200                                             34
     Newell Rubbermaid, Inc.    200                                         7
   o Starbucks Corp.    320                                                 8
     Tupperware Corp.    100                                                2
     Wendy's International, Inc.    100                                     4
                                                                  -----------
                                                                           81

     CONTAINERS 0.1%
     ------------------------------------------------------------------------
   + Ball Corp.    100                                                      4
   + Bemis Co.    100                                                       5
   o Pactiv Corp.    100                                                    2
   o Sealed Air Corp.    53                                                 2
                                                                  -----------
                                                                           13

     ELECTRONICS 1.8%
     ------------------------------------------------------------------------
   o ADC Telecommunications, Inc.    700                                    2
   o Advanced Micro Devices, Inc.    400                                    4
   o Agilent Technologies, Inc.    366                                      9
   o Altera Corp.    364                                                    5
   o American Power Conversion Corp.    275                                 3
   o Analog Devices, Inc.    300                                            9
     Applied Biosystems Group--Applera Corp.    200                         4
   o Applied Materials, Inc.    1,600                                      30
   o Applied Micro Circuits Corp.    221                                    1
   o Broadcom Corp., Class A    255                                         4
   o CIENA Corp.    300                                                     1
     Intel Corp.    6,100                                                 111
     ITT Industries, Inc.    100                                            7
   o Jabil Circuit, Inc.    108                                             2
   o JDS Uniphase Corp.    1,254                                            3
   o KLA-Tencor Corp.    200                                                9
     Linear Technology Corp.    300                                         9
   o LSI Logic Corp.    400                                                 4
     Lucent Technologies, Inc.    3,065                                     5
   o Maxim Integrated Products, Inc.    300                                12


See the Financial Notes, which are integral to this information.

MARKETTRACK GROWTH PORTFOLIO II -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

                                                                   MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                ($ x 1,000)

   o Micron Technology, Inc.    500                                        10
     Molex, Inc.    125                                                     4
     Moody's Corp.    100                                                   5
     Motorola, Inc.    2,071                                               30
   o National Semiconductor Corp.    100                                    3
   o Nvidia Corp.    100                                                    2
     PerkinElmer, Inc.    68                                                1
   o PMC Sierra, Inc.    100                                                1
   o Power-One, Inc.    226                                                 1
   o Qualcomm, Inc.    750                                                 21
   o Sanmina-SCI Corp.    500                                               3
   o Solectron Corp.    700                                                 4
     Symbol Technologies, Inc.    139                                       1
   o Tektronix, Inc.    100                                                 2
   o Tellabs, Inc.    300                                                   2
   o Teradyne, Inc.    200                                                  5
     Texas Instruments, Inc.    1,600                                      38
   o Univision Communications, Inc., Class A    154                         5
   o Vitesse Semiconductor Corp.    127                                    --
   o Waters Corp.    100                                                    3
   o Xilinx, Inc.    300                                                    7
                                                                  -----------
                                                                          382

     ENERGY: RAW MATERIALS 0.5%
     ------------------------------------------------------------------------
     Anadarko Petroleum Corp.    245                                       12
     Apache Corp.    110                                                    6
     Baker Hughes, Inc.    331                                             11
  o+ BJ Services Co.    100                                                 4
     Burlington Resources, Inc.    200                                      8
     Devon Energy Corp.    200                                             10
     EOG Resources, Inc.    82                                              3
     Halliburton Co.    400                                                 6
   o Nabors Industries Ltd.    100                                          4
   o Noble Corp.    100                                                     4
     Occidental Petroleum Corp.    300                                      9
   o Rowan Cos., Inc.    100                                                2
     Schlumberger Ltd.    500                                              23
                                                                  -----------
                                                                          102

     FOOD & AGRICULTURE 1.8%
     ------------------------------------------------------------------------
     Archer-Daniels-Midland Co.    574                                      7
     Campbell Soup Co.    300                                               8
     Coca-Cola Co.    2,300                                               129
     Coca-Cola Enterprises, Inc.    400                                     9
     Conagra Foods, Inc.    500                                            14
     General Mills, Inc.    350                                            15
     H.J. Heinz Co.    300                                                 12
     Hershey Foods Corp.    100                                             6
     Kellogg Co.    400                                                    14
     The Pepsi Bottling Group, Inc.    252                                  8
     PepsiCo, Inc.    1,630                                                79
     Sara Lee Corp.    800                                                 17
     Supervalu, Inc.    100                                                 3
     Sysco Corp.    600                                                    16
   * Unilever NV    557                                                    36
     Wm. Wrigley Jr. Co.    200                                            11
                                                                  -----------
                                                                          384

     GOLD 0.1%
     ------------------------------------------------------------------------
     Barrick Gold Corp.    406                                              8
     Newmont Mining Corp. Holding Co.    300                                8
     Placer Dome, Inc.    200                                               2
                                                                  -----------
                                                                           18

     HEALTHCARE / DRUGS & MEDICINE 5.4%
     ------------------------------------------------------------------------
     Abbott Laboratories    1,400                                          53
     Allergan, Inc.    100                                                  7
     AmerisourceBergen Corp.    100                                         8
   o Amgen, Inc.    1,000                                                  42
     Baxter International, Inc.    550                                     25
     Becton, Dickinson & Co.   200                                          7
   o Biogen, Inc.    100                                                    4
     Biomet, Inc.    225                                                    6
   o Boston Scientific Corp.    414                                        12
     Bristol-Myers Squibb Co.    1,800                                     46
     C.R. Bard, Inc.    100                                                 6
     Cardinal Health, Inc.    475                                          29
   o Chiron Corp.    200                                                    7
     Eli Lilly & Co.    1,000                                              56
   o Forest Laboratories, Inc., Class A    200                             14
   o Genzyme Corp.-- General Division    200                                4
   o Guidant Corp.    300                                                   9
     HCA, INC.    500                                                      24
   o Health Management Associates, Inc., Class A    200                     4
   o HealthSouth Corp.    268                                               3
   o Humana, Inc.    100                                                    2


See the Financial Notes, which are integral to this information.

                                                                    MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)

   o Immunex Corp.    500                                                   11
     IMS Health, Inc.    200                                                 4
     Johnson & Johnson    2,776                                            145
   o King Pharmaceuticals, Inc.    233                                       5
   o Manor Care, Inc.    100                                                 2
     McKesson Corp.    274                                                   9
   o Medimmune, Inc.    200                                                  5
     Medtronic, Inc.    1,100                                               47
     Merck & Co., Inc.    2,100                                            106
 (9) Pfizer, Inc.    5,750                                                 201
     Pharmacia Corp.    1,157                                               43
   o Quintiles Transnational Corp.    100                                    1
     Schering-Plough Corp.    1,300                                         32
   o St. Jude Medical, Inc.    100                                           7
     Stryker Corp.    182                                                   10
   o Tenet Healthcare Corp.    300                                          22
     UnitedHealth Group, Inc.    300                                        28
   o Watson Pharmaceuticals, Inc.    100                                     3
   o Wellpoint Health Networks, Inc.    100                                  8
     Wyeth    1,200                                                         61
   o Zimmer Holdings, Inc.    200                                            7
                                                                   -----------
                                                                         1,125

     HOUSEHOLD PRODUCTS 0.9%
     -------------------------------------------------------------------------
   + Alberto-Culver Co., Class B    100                                      5
     Avon Products, Inc.    200                                             11
     Clorox Co.    200                                                       8
     Colgate-Palmolive Co.    500                                           25
     Gillette Co.    1,000                                                  34
     International Flavors & Fragrances, Inc.    100                         3
     Procter & Gamble Co.    1,200                                         107
                                                                   -----------
                                                                           193

     INSURANCE 1.9%
     -------------------------------------------------------------------------
   + ACE Ltd.    200                                                         6
     Aetna, Inc.    100                                                      5
     AFLAC, Inc.    500                                                     16
     Allstate Corp.    600                                                  22
     AMBAC Financial Group, Inc.    73                                       5
     American International Group, Inc.    2,446                           167
     AON Corp.    250                                                        7
     Chubb Corp.    200                                                     14
     CIGNA Corp.    100                                                     10
     Cincinnati Financial Corp.    150                                       7
     Conseco, Inc.    232                                                    1
     Hartford Financial Services Group, Inc.    200                         12
     Jefferson-Pilot Corp.    175                                            8
     John Hancock Financial Services    249                                  9
     Lincoln National Corp.    200                                           8
     Loews Corp.    200                                                     11
     Marsh & McLennan Cos., Inc.    250                                     24
     MBIA, Inc.    150                                                       9
     Metlife, Inc.    640                                                   18
     MGIC Investment Corp.    100                                            7
     Progressive Corp.    215                                               12
     SAFECO Corp.    100                                                     3
     St. Paul Cos., Inc.    200                                              8
     Torchmark Corp.    100                                                  4
     UnumProvident Corp.    173                                              4
     XL Capital Ltd., Class A    105                                         9
                                                                   -----------
                                                                           406

     MEDIA 1.3%
     -------------------------------------------------------------------------
   o AOL Time Warner, Inc.    4,100                                         60
   o Clear Channel Communications, Inc.    529                              17
   o Comcast Corp., Special Class A    900                                  22
     Dow Jones & Co., Inc.    100                                            5
     Gannett Co., Inc.    200                                               15
     Knight-Ridder, Inc.    100                                              6
     McGraw-Hill Cos., Inc.    200                                          12
     New York Times Co., Class A    100                                      5
     R.R. Donnelley & Sons Co.    100                                        3
     Tribune Co.    300                                                     13
   o Viacom, Inc., Class B    1,642                                         73
     The Walt Disney Co.    1,800                                           34
                                                                   -----------
                                                                           265

     MISCELLANEOUS FINANCE 2.7%
     -------------------------------------------------------------------------
     American Express Co.    1,300                                          47
     Bear Stearns Cos., Inc.    110                                          7
     Capital One Financial Corp.    200                                     12
   / Charles Schwab Corp.    1,225                                          14
     Charter One Financial, Inc.    210                                      7


See the Financial Notes, which are integral to this information.

MARKETTRACK GROWTH PORTFOLIO II -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

                                                                      MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

(10) Citigroup, Inc.    4,707                                                182
     Countrywide Credit Industries, Inc.    100                                5
     Fannie Mae    900                                                        66
     Franklin Resources, Inc.    200                                           9
     Freddie Mac    700                                                       43
     Household International, Inc.    406                                     20
     Lehman Brothers Holdings, Inc.    200                                    13
     MBNA Corp.    825                                                        27
     Merrill Lynch & Co., Inc.    800                                         32
     Morgan Stanley    1,030                                                  44
     SLM Corp.    100                                                         10
     Stilwell Financial, Inc.    200                                           4
     T. Rowe Price Group, Inc.    100                                          3
     Washington Mutual, Inc.    850                                           32
                                                                     -----------
                                                                             577

     NON-FERROUS METALS  0.2%
     ---------------------------------------------------------------------------
     Alcan, Inc.    300                                                       11
     Alcoa, Inc.    800                                                       27
     Engelhard Corp.    100                                                    3
   o Freeport-McMoran Copper & Gold, Inc., Class B    100                      2
     Inco Ltd.    100                                                          2
     Phelps Dodge Corp.    100                                                 4
                                                                     -----------
                                                                              49

     OIL: DOMESTIC  0.4%
     ---------------------------------------------------------------------------
     Amerada Hess Corp.    100                                                 8
     Ashland, Inc.    100                                                      4
     Conoco, Inc., Class B    500                                             14
     Kerr-McGee Corp.    100                                                   5
     Marathon Oil Corp.    300                                                 8
     Phillips Petroleum Co.    330                                            20
     Sunoco, Inc.    100                                                       4
     Transocean, Inc.    258                                                   8
     Unocal Corp.    200                                                       7
                                                                     -----------
                                                                              78

     OIL: INTERNATIONAL  2.2%
     ---------------------------------------------------------------------------
     ChevronTexaco Corp.    985                                               87
 (7) Exxon Mobil Corp.    6,220                                              254
   * Royal Dutch Petroleum Co.    2,000                                      111
                                                                     -----------
                                                                             452

     OPTICAL & PHOTO  0.0%
     ---------------------------------------------------------------------------
     Eastman Kodak Co.    200                                                  6

     PAPER & FOREST  PRODUCTS  0.4%
     ---------------------------------------------------------------------------
     Georgia-Pacific Group    226                                              5
     International Paper Co.    470                                           20
     Kimberly-Clark Corp.    500                                              31
     Louisiana-Pacific Corp.    100                                            1
     MeadWestvaco Corp.    197                                                 7
     Temple-Inland, Inc.    100                                                6
     Weyerhaeuser Co.    200                                                  13
                                                                     -----------
                                                                              83

     PRODUCER GOODS & MANUFACTURING  2.0%
     ---------------------------------------------------------------------------
  o+ American Standard Cos., Inc.    100                                       8
     Avery Dennison Corp.    100                                               6
     Caterpillar, Inc.    300                                                 15
     Cooper Industries Ltd., Class A    100                                    4
     Corning, Inc.    900                                                      3
     Deere & Co.    200                                                       10
     Dover Corp.    200                                                        7
     Emerson Electric Co.    400                                              21
 (6) General Electric Co.    9,200                                           267
     Honeywell International, Inc.    787                                     28
     Illinois Tool Works, Inc.    300                                         20
     Ingersoll-Rand Co., Class A    200                                        9
     Johnson Controls, Inc.    100                                             8
     Millipore Corp.    100                                                    3
     Pall Corp.    100                                                         2
     Parker-Hannifin Corp.    100                                              5
     W.W. Grainger, Inc.    100                                                5
                                                                     -----------
                                                                             421

     RAILROAD & SHIPPING  0.2%
     ---------------------------------------------------------------------------
     Burlington Northern Santa Fe Corp.    300                                 9
     CSX Corp.    200                                                          7
     Norfolk Southern Corp.    400                                             9
     Union Pacific Corp.    200                                               13
                                                                     -----------
                                                                              38

     REAL PROPERTY  0.2%
     ---------------------------------------------------------------------------
     Equity Office Properties Trust    400                                    12
     Equity Residential Properties Trust    200                                6
   + The Plum Creek Timber Co., Inc.    200                                    6
   + Simon Property Group, Inc.    200                                         7
                                                                     -----------
                                                                              31


See the Financial Notes, which are integral to this information.

                                                                      MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

     RETAIL  3.1%
     Albertson's, Inc.    400                                                 12
   o AutoZone, Inc.    100                                                     8
   o Bed, Bath & Beyond, Inc.    300                                          11
   o Best Buy Co., Inc.    300                                                11
   o Big Lots, Inc.    88                                                      2
     Circuit City Stores-Circuit City Group    200                             4
   o Costco Wholesale Corp.    400                                            15
     CVS Corp.    390                                                         12
     Dillards, Inc., Class A    100                                            3
     Dollar General Corp.    395                                               8
     Family Dollar Stores, Inc.    100                                         4
   o Federated Department Stores, Inc.    200                                  8
     The Gap, Inc.    737                                                     10
     Home Depot, Inc.    2,200                                                81
     J.C. Penney Co., Inc. Holding Co.    200                                  4
   o Kohl's Corp.    300                                                      21
   o Kroger Co.    700                                                        14
     The Limited Brands    500                                                11
     Lowe's Cos., Inc.    700                                                 32
     May Department Stores Co.    250                                          8
     Nordstrom, Inc.    100                                                    2
   o Office Depot, Inc.    200                                                 3
     RadioShack Corp.    100                                                   3
   o Safeway, Inc.    500                                                     15
     Sears, Roebuck & Co.    300                                              16
   o Staples, Inc.    500                                                     10
     Target Corp.    800                                                      30
     Tiffany & Co., Inc.    150                                                5
     TJX Cos., Inc.    400                                                     8
   o Toys `R' Us, Inc.    200                                                  3
 (8) Wal-Mart Stores, Inc.    4,100                                          226
     Walgreen Co.    900                                                      35
     Winn-Dixie Stores, Inc.    100                                            2
   o Yum! Brands, Inc.    320                                                  9
                                                                     -----------
                                                                             646

     STEEL  0.1%
     ---------------------------------------------------------------------------
     Allegheny Technologies, Inc.    100                                       2
     Nucor Corp.    100                                                        6
     United States Steel Corp.    100                                          2
                                                                     -----------
                                                                              10

     TELEPHONE  1.7%
     ---------------------------------------------------------------------------
     Alltel Corp.    300                                                      14
     AT&T Corp.    3,377                                                      36
   o AT&T Wireless Services, Inc.    2,530                                    15
   o Avaya, Inc.    388                                                        2
     BellSouth Corp.    1,800                                                 57
     CenturyTel, Inc.    150                                                   4
   o Citizens Communications Co.    208                                        2
   o Nextel Communications, Inc., Class A    800                               2
     Nortel Networks Corp.    3,242                                            5
   o Qwest Communications International, Inc.    1,527                         4
     SBC Communications, Inc.    3,081                                        94
     Scientific-Atlanta, Inc.    100                                           2
     Sprint Corp. (FON Group)    800                                           8
   o Sprint Corp. (PCS Group)    800                                           4
     Verizon Communications, Inc.    2,488                                   100
                                                                     -----------
                                                                             349

     TOBACCO  0.4%
     ---------------------------------------------------------------------------
     Philip Morris Cos., Inc.    2,000                                        87
     UST, Inc.    100                                                          4
                                                                     -----------
                                                                              91

     TRAVEL &  RECREATION  0.2%
     ---------------------------------------------------------------------------
     Brunswick Corp.    100                                                    3
     Carnival Corp.    500                                                    14
   o Harrah's Entertainment, Inc.    100                                       4
     Hilton Hotels Corp.    400                                                5
     Marriott International, Inc., Class A    200                              8
   o Sabre Holdings Corp.    172                                               6
     Starwood Hotels & Resorts Worldwide, Inc.    200                          7
                                                                     -----------
                                                                              47

     TRUCKING & FREIGHT  0.0%
     ---------------------------------------------------------------------------
     Paccar, Inc.    150                                                       7

     UTILITIES: ELECTRIC & GAS  1.2%
     ---------------------------------------------------------------------------
   o AES Corp.    400                                                          2
     Allegheny Energy, Inc.    78                                              2
     Ameren Corp.    100                                                       4
     American Electric Power Co., Inc.    360                                 15
   o Calpine Corp.    200                                                      1
     Cinergy Corp.    100                                                      4


See the Financial Notes, which are integral to this information.

MARKETTRACK GROWTH PORTFOLIO II -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

                                                                      MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

     CMS Energy Corp.    300                                                   3
     Consolidated Edison, Inc.    200                                          8
     Constellation Energy Group, Inc.    100                                   3
     Dominion Resources, Inc.    246                                          16
     DTE Energy Co.    200                                                     9
     Duke Energy Corp.    800                                                 25
     Dynegy, Inc., Class A    300                                              2
     Edison International    200                                               3
     El Paso Corp.    446                                                      9
     Entergy Corp.    200                                                      9
     Exelon Corp.    287                                                      15
     FirstEnergy Corp.    266                                                  9
     FPL Group, Inc.    200                                                   12
     KeySpan Corp.    100                                                      4
     Kinder Morgan, Inc.    81                                                 3
   o Mirant Corp.    438                                                       3
     NiSource, Inc.    157                                                     4
     PG&E Corp.    300                                                         5
     Pinnacle West Capital Corp.    100                                        4
     PPL Corp.    100                                                          3
     Progress Energy, Inc.    227                                             12
     Public Service Enterprise Group, Inc.    200                              9
     Reliant Energy, Inc.    200                                               3
     Sempra Energy    185                                                      4
     Southern Co.    600                                                      17
     Teco Energy, Inc.    100                                                  3
     TXU Corp.    250                                                         13
     Williams Cos., Inc.    400                                                2
     XCEL Energy, Inc.    355                                                  6
                                                                     -----------
                                                                             246

     OTHER INVESTMENT COMPANIES
     55.4% of investments
     ---------------------------------------------------------------------------

/(1) Schwab International Index Fund(R),
     Select Shares    350,926                                              4,327
/(2) Schwab Small-Cap Index Fund(R),
     Select Shares    263,837                                              4,200
/(3) Schwab Total Bond Market
     Fund    311,268                                                       3,122
                                                                     -----------
                                                                          11,649

     SHORT TERM INVESTMENTS
     4.9% of investments
     ---------------------------------------------------------------------------

/(4) Schwab Value Advantage Money Fund(R),
     Investor Shares    869,863                                              870


     SECURITY                                           FACE VALUE
       RATE, MATURITY DATE                             ($ x 1,000)

     HSBC Bank, USA Grand
     Cayman Time Deposit
       1.27%, 07/01/02                                        161            161
                                                                     -----------
                                                                           1,031

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See the Financial Notes, which are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of June 30, 2002; unaudited. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at market value                                           $21,016 a
Receivables:
   Dividends                                                                10
   Dividend tax reclaim                                                      1
   Investments sold                                                        138
   Reimbursement to Fund                                           +         1
                                                                   ------------
TOTAL ASSETS                                                            21,166

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                     33
   Investments bought                                                      139
Accrued expenses                                                   +        19
                                                                   ------------
TOTAL LIABILITIES                                                          191

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                            21,166
TOTAL LIABILITIES                                                  -       191
                                                                   ------------
NET ASSETS                                                             $20,975

NET ASSETS BY SOURCE
Capital received from investors                                         22,477
Net investment income not yet distributed                                  455
Net realized capital losses                                               (426)
Net unrealized capital losses                                           (1,531)

NET ASSET VALUE (NAV)
                   SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
$20,975            1,742               $12.04

a The fund paid $22,547 for these securities. Not counting short-term obligations and government securities, the fund paid $3,503 for securities during the report period and received $2,867 from securities it sold or that matured.

  Percent of fund shares of other Schwab funds owned as of the end of the report period:

  SCHWAB EQUITY INDEX FUNDS
  Small-Cap Index Fund(R)                0.2%
  International Index Fund(R)            0.4%

  SCHWAB BOND INDEX FUNDS
  Total Bond Market Fund                 0.3%

  SCHWAB MONEY FUNDS
  Value Advantage
   Money Fund(R)               Less than 0.1%

FEDERAL TAX DATA

COST BASIS OF PORTFOLIO               $22,801

NET UNREALIZED GAINS AND LOSSES:
Gains                                 $ 1,874
Losses                            +    (3,659)
                                  -----------
                                      ($1,785)


See the Financial Notes, which are integral to this information.

MARKETTRACK GROWTH PORTFOLIO II -- FINANCIALS

Statement of
OPERATIONS
For January 1, 2002 through June 30, 2002; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-----------------------------------------------------------------------------
Dividends                                                               $149 a
Interest                                                          +        1
                                                                  -----------
TOTAL INVESTMENT INCOME                                                  150

NET REALIZED GAINS AND LOSSES
-----------------------------------------------------------------------------
Net realized losses on investments sold                                 (160)

NET UNREALIZED GAINS AND LOSSES
-----------------------------------------------------------------------------
Net unrealized losses on investments                                  (1,602)

EXPENSES
-----------------------------------------------------------------------------
Investment adviser and administrator fees                                 49 b
Trustees' fees                                                             4 c
Custodian fees                                                            13
Portfolio accounting fees                                                  2
Professional fees                                                         16
Registration fees                                                          1
Shareholder reports                                                       18
Other expenses                                                    +        6
                                                                  -----------
Total expenses                                                           109
Expense reduction                                                 -       53 d
                                                                  -----------
NET EXPENSES                                                              56

DECREASE IN NET ASSETS FROM OPERATIONS
-----------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  150
NET EXPENSES                                                      -       56
                                                                  -----------
NET INVESTMENT INCOME                                                     94
NET REALIZED LOSSES                                                     (160) e
NET UNREALIZED LOSSES                                             +   (1,602) e
                                                                  -----------
DECREASE IN NET ASSETS FROM OPERATIONS                               ($1,668)

a An additional $1 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least April 30, 2003, to 0.50% of average daily net assets. This limit does not include interest, taxes and certain non-routine expenses.

e These add up to a net loss on investments of $1,762.


See the Financial Notes, which are integral to this information.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for 01/1/02-6/30/02 are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                            1/1/02-6/30/02    1/1/01-12/31/01
Net investment income                              $    94            $   362
Net realized losses                                   (160)              (163)
Net unrealized losses                          +    (1,602)            (2,180)
                                            ----------------------------------
DECREASE IN NET ASSETS FROM OPERATIONS              (1,668)            (1,981)

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income                    --                578
Distributions from net realized gains          +        --                356
                                            ----------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS PAID             $    --            $   934

TRANSACTIONS IN FUND SHARES
------------------------------------------------------------------------------
                                   1/1/02-6/30/02           1/1/01-12/31/01
                                QUANTITY      VALUE       QUANTITY      VALUE
Shares sold                          252    $ 3,221            431    $ 5,965
Shares reinvested                     --         --             73        934
Shares redeemed                  +  (227)    (2,871)          (291)    (3,957)
                               -----------------------------------------------
NET INCREASE                          25    $   350            213    $ 2,942

SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------------
                                      1/1/02-6/30/02         1/1/01-12/31/01
                                   SHARES   NET ASSETS    SHARES    NET ASSETS
Beginning of period                 1,717      $22,293     1,504       $22,266
Total increase or decrease       +     25       (1,318)      213            27 a
                                ----------------------------------------------
END OF PERIOD                       1,742      $20,975     1,717       $22,293 b

a Figures for shares represent the net changes in shares from the transactions described above. Figures for net assets represent the changes in net assets from operations plus the changes from transactions in fund shares, minus distributions paid.

b Includes net investment income not yet distributed in the amount of $455 and $361 at the end of the current period and the prior period, respectively.


See the Financial Notes, which are integral to this information.

FINANCIAL NOTES


FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB ANNUITY PORTFOLIOS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.


THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Annuity Portfolios. The fund discussed in this report is highlighted.

SCHWAB ANNUITY PORTFOLIOS
Organized January 21, 1994

  Schwab Money Market Portfolio
  SCHWAB MARKETTRACK GROWTH PORTFOLIO II
  Schwab S&P 500 Portfolio

FINANCIAL NOTES


FUND OPERATIONS

Most of the fund's investments are described earlier in this report. However, there are certain other investments and policies that may affect the fund's financials. The most significant of these are described below. Other policies concerning the fund's business operations also are described here.

THE FUND PAYS DIVIDENDS from net investment income and makes distributions from net capital gains once a year.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUND NEGOTIATED FEES. The fund receives cash, letters of credit or U.S. government securities as collateral on these loans, and the value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUND MAY BORROW MONEY FROM BANKS. The fund may obtain temporary bank loans through its trust, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has line of credit arrangements of $150 million, $100 million and $150 million with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York, respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

  AMOUNT
OUTSTANDING       AVERAGE       AVERAGE
 AT 6/30/02      BORROWING*     INTEREST
($ X 1,000)     ($ X 1,000)     RATE*(%)
----------------------------------------
     --             10            2.75
----------------------------------------

*For the 6-months ended June 30, 2002.

FINANCIAL NOTES


THE FUND PAYS FEES FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services.

Although these agreements specify certain fees for these services, CSIM has made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, the fund may own shares of The Charles Schwab Corp. if that company is selected by its investment process.

The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUND INTENDS TO CONTINUE TO MEET THE FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN ITS PORTFOLIO EVERY BUSINESS DAY. The fund uses the following policies to value various types of securities:

    SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the last-quoted sale price for the day, or, on days when no sale has been reported, halfway between the most recent bid and asked quotes.

    SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

    FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

    SHORT TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are figured using exchange rates in effect on the transaction date.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

                          CHARLES SCHWAB
               LARGE BLEND
                          SCHWAB S&P 500 PORTFOLIO
                          LARGE-CAP
                          FOR PERIOD ENDING JUNE 30, 2002
                          Inception Date: November 1, 1996

MARKET OVERVIEW

ECONOMIC SLOWDOWN CONTINUES WITH SOME SIGNS OF RECOVERY.

The six months covered by this report included periods during which the U.S. economy showed some signs of improvement. However, the faltering stock market continued to undermine consumer confidence and delay corporate spending, which kept economic recovery from gaining momentum.

One bright spot was Gross Domestic Product (GDP), which grew at an annualized rate of 5.0% during Q1 2002 (see chart, page 2). Inventory buildup was a large contributor to Q1 GDP, but final sales were also better than expected, traditionally a positive sign for the economy.


[PHOTO OF MAN]

After languishing for several quarters, business investment showed signs of life during the report period. Although spending on buildings remained very low, businesses began to make more investments in equipment and software--areas where investment growth is considered essential for a healthy recovery. Spending on information technology (IT) equipment was up for the first time since the beginning of the recession in March 2001. Meanwhile, the manufacturing sector saw its fifth consecutive month of growth in June, according to the Institute for Supply Management. In spite of these positive signs, however, the economy slowed in the second quarter; initial calculations placed Q2 2002 GDP growth at just 1.1%.

ASSET CLASS PERFORMANCE COMPARISON % returns during the reporting period

This graph compares the performance of various asset classes (as represented by indices) during the report period.

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).

[LINE GRAPH]

                           Lehman Aggregate     MSCI EAFE(R)            Russell 2000(R)    S&P 500(R)    3 Month
                             Bond Index            Index                Small-Cap Index      Index        T-Bill
04-Jan-02                        -0.24            1.57                         2.21           2.13          0.02
11-Jan-02                         1.27            -1.4                         0.32          -0.22          0.08
18-Jan-02                          1.1           -3.23                        -2.86          -1.79           0.1
25-Jan-02                         0.57           -4.29                        -1.83          -1.28          0.11
01-Feb-02                         1.01           -5.38                        -1.66          -2.15          0.14
08-Feb-02                         1.34           -6.71                        -4.38          -4.41          0.18
15-Feb-02                         1.57           -4.37                        -3.81          -3.72          0.21
22-Feb-02                         1.76           -6.38                        -4.65          -4.97          0.24
01-Mar-02                         1.35           -3.34                        -1.91          -1.16          0.27
08-Mar-02                         0.21            2.25                         2.53           1.68           0.3
15-Mar-02                         0.01            2.11                         2.41           1.84          0.32
22-Mar-02                        -0.08            0.86                         3.09           0.32          0.36
29-Mar-02                         0.09            0.62                         3.98           0.29          0.41
05-Apr-02                         1.08            0.61                         2.21          -1.87          0.45
12-Apr-02                         1.33           -1.12                         5.87          -2.89          0.49
19-Apr-02                         1.56             2.1                         6.28          -1.66          0.52
26-Apr-02                         2.12            1.16                         3.03          -5.93          0.55
03-May-02                         2.18            1.87                         5.29           -6.1          0.58
10-May-02                         2.14            1.19                         1.29          -7.71          0.62
17-May-02                         1.72            3.97                         4.65           -3.2          0.66
24-May-02                         2.37            3.32                         1.52          -5.19           0.7
31-May-02                         2.89            2.45                         0.27          -6.49          0.73
07-Jun-02                         2.84           -0.78                        -3.21          -9.96          0.76
14-Jun-02                         3.95           -4.94                        -5.52         -11.74           0.8
21-Jun-02                         4.11           -4.99                        -5.09         -13.33          0.83
28-Jun-02                         3.79           -1.62                         -4.7         -13.16          0.87

THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

S&P 500(R) INDEX: measures U.S. large-cap stocks

RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

MARKET OVERVIEW Continued


    Although unemployment rose slightly during the report period, it is still below the 30 year average of 6.3%.
                                                          Source: Bloomberg L.P.

UNEMPLOYMENT REACHES 6.0%, BUT PACE OF INCREASE SLOWS.

[PHOTO OF WOMAN ON PHONE]

After reaching new lows in 2000, the U.S. unemployment rate rose rapidly in 2001. By the end of December 2001 it was at 5.8%, up from 4.0% in December 2000. Thus far in 2002, unemployment has shown signs of stabilizing, ending the period at 5.9%, after hitting 6.0% in April--its highest level since August 1994. New job creation in June, however, was weaker than expected. Most of the newly created jobs were in the service industry, but not business services, which would have signaled more of an economic upturn. Until a sustained economic recovery reaches the job market, further increases in unemployment may occur. Meanwhile, inflation remained low, in part because employers have enjoyed extremely strong worker productivity, which has helped stabilize labor costs and consumer prices.


ECONOMIC FACTORS AND THEIR EFFECTS ON THIS PORTFOLIO.

The following charts show recent figures for common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the portfolio is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the report period.

REAL GDP GROWTH
Annualized growth rate for each quarter shown


Growth of 5.0% in Q1 2002 pleasantly surprised many, but Q2 2002 growth was just 1.1% in preliminary calculations. Recent revisions to 2001 figures now show three negative quarters during that year.

[BAR GRAPH]

Q3 1992                   3.1
Q4 1992                   5.4
Q1 1993                  -0.1
Q2 1993                   2.5
Q3 1993                   1.8
Q4 1993                   6.2
Q1 1994                   3.4
Q2 1994                   5.7
Q3 1994                   2.2
Q4 1994                     5
Q1 1995                   1.5
Q2 1995                   0.8
Q3 1995                   3.1
Q4 1995                   3.2
Q1 1996                   2.9
Q2 1996                   6.8
Q3 1996                     2
Q4 1996                   4.6
Q1 1997                   4.4
Q2 1997                   5.9
Q3 1997                   4.2
Q4 1997                   2.8
Q1 1998                   6.1
Q2 1998                   2.2
Q3 1998                   4.1
Q4 1998                   6.7
Q1 1999                     3
Q2 1999                     2
Q3 1999                   5.2
Q4 1999                   7.1
Q1 2000                   2.6
Q2 2000                   4.8
Q3 2000                   0.6
Q4 2000                   1.1
Q1 2001                  -0.6
Q2 2001                  -1.6
Q3 2001                  -0.3
Q4 2001                   2.7
Q1 2002                     5
Q2 2002                   1.1


Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, stock investors see an increase in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

    Inflation does not appear to be a problem for now. But convincing evidence of an economic revival could lead to interest rate increases.

STOCKS STRUGGLE; MONEY FUND YIELDS REMAIN FLAT.

Signs of economic improvement, continued low interest rates, and some positive earnings surprises were hardly enough to support stock prices, especially those of large-cap U.S. companies (see chart, page 1). One reason appears to have been the high prices of these stocks compared to earnings. Companies have worked to improve earnings by trimming costs, but any sustained earnings improvement will likely come only with stronger demand for goods and services. Lingering concerns over accounting issues, high corporate debt levels, and the excesses of the tech market bubble further undermined investor confidence.

International stocks performed better for U.S. investors, benefiting from better valuations and a weakening U.S. dollar. Despite negative performance, small-cap companies were still favored by investors, who saw them as less affected by accounting indiscretions and high-valuation concerns.

With interest rates largely stable over the report period, money market yields were relatively flat. Bond yields also were relatively flat, although their returns still were stronger than equities.

U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations


After a decade of declines, unemployment rose sharply, reaching 6.0% in April 2002--over two percentage points above its three-decade low of 3.9% in 2000.

[LINE GRAPH]

Jun-92           7.8
Jul-92           7.7
Aug-92           7.6
Sep-92           7.6
Oct-92           7.3
Nov-92           7.4
Dec-92           7.4
Jan-93           7.3
Feb-93           7.1
Mar-93             7
Apr-93           7.1
May-93           7.1
Jun-93             7
Jul-93           6.9
Aug-93           6.8
Sep-93           6.7
Oct-93           6.8
Nov-93           6.6
Dec-93           6.5
Jan-94           6.8
Feb-94           6.6
Mar-94           6.5
Apr-94           6.4
May-94           6.1
Jun-94           6.1
Jul-94           6.3
Aug-94             6
Sep-94           5.8
Oct-94           5.8
Nov-94           5.6
Dec-94           5.5
Jan-95           5.6
Feb-95           5.4
Mar-95           5.3
Apr-95           5.8
May-95           5.8
Jun-95           5.6
Jul-95           5.6
Aug-95           5.7
Sep-95           5.6
Oct-95           5.5
Nov-95           5.7
Dec-95           5.6
Jan-96           5.6
Feb-96           5.5
Mar-96           5.6
Apr-96           5.5
May-96           5.6
Jun-96           5.3
Jul-96           5.5
Aug-96           5.1
Sep-96           5.2
Oct-96           5.2
Nov-96           5.3
Dec-96           5.4
Jan-97           5.3
Feb-97           5.3
Mar-97           5.1
Apr-97             5
May-97           4.7
Jun-97             5
Jul-97           4.7
Aug-97           4.9
Sep-97           4.7
Oct-97           4.7
Nov-97           4.6
Dec-97           4.7
Jan-98           4.5
Feb-98           4.6
Mar-98           4.6
Apr-98           4.3
May-98           4.3
Jun-98           4.5
Jul-98           4.5
Aug-98           4.5
Sep-98           4.5
Oct-98           4.5
Nov-98           4.4
Dec-98           4.3
Jan-99           4.3
Feb-99           4.4
Mar-99           4.2
Apr-99           4.3
May-99           4.2
Jun-99           4.3
Jul-99           4.3
Aug-99           4.2
Sep-99           4.2
Oct-99           4.1
Nov-99           4.1
Dec-99           4.1
Jan-00             4
Feb-00           4.1
Mar-00           4.1
Apr-00           3.9
May-00           4.1
Jun-00             4
Jul-00             4
Aug-00           4.1
Sep-00           3.9
Oct-00           3.9
Nov-00             4
Dec-00             4
Jan-01           4.2
Feb-01           4.2
Mar-01           4.3
Apr-01           4.5
May-01           4.4
Jun-01           4.5
Jul-01           4.5
Aug-01           4.9
Sep-01           4.9
Oct-01           5.4
Nov-01           5.6
Dec-01           5.8
Jan-02           5.6
Feb-02           5.5
Mar-02           5.7
Apr-02             6
May-02           5.8
Jun-02           5.9

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.

MEASURES OF INFLATION
Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI was up 1.1% for the 12 months ended June 30, 2002 (2.3% if food and energy are excluded). ECI rose 4.0% over the same period.

[LINE GRAPH]

              Employment
                 Cost
   Qtr           Index
Sep-92           3.5
Dec-92           3.5
Mar-93           3.5
Jun-93           3.6
Sep-93           3.6
Dec-93           3.5
Mar-94           3.2
Jun-94           3.2
Sep-94           3.2
Dec-94             3
Mar-95           2.9
Jun-95           2.9
Sep-95           2.7
Dec-95           2.7
Mar-96           2.8
Jun-96           2.9
Sep-96           2.8
Dec-96           2.9
Mar-97           2.9
Jun-97           2.8
Sep-97             3
Dec-97           3.3
Mar-98           3.3
Jun-98           3.5
Sep-98           3.7
Dec-98           3.4
Mar-99             3
Jun-99           3.2
Sep-99           3.1
Dec-99           3.4
Mar-00           4.3
Jun-00           4.4
Sep-00           4.3
Dec-00           4.1
Mar-01           4.1
Jun-01           3.9
Sep-01           4.1
Dec-01           4.1
Mar-02           3.9
Jun-02             4


               Consumer
                 Price
  Date           Index
Jun-92           3.1
Jul-92           3.2
Aug-92           3.1
Sep-92             3
Oct-92           3.2
Nov-92             3
Dec-92           2.9
Jan-93           3.3
Feb-93           3.2
Mar-93           3.1
Apr-93           3.2
May-93           3.2
Jun-93             3
Jul-93           2.8
Aug-93           2.8
Sep-93           2.7
Oct-93           2.8
Nov-93           2.7
Dec-93           2.7
Jan-94           2.5
Feb-94           2.5
Mar-94           2.5
Apr-94           2.4
May-94           2.3
Jun-94           2.5
Jul-94           2.8
Aug-94           2.9
Sep-94             3
Oct-94           2.6
Nov-94           2.7
Dec-94           2.7
Jan-95           2.8
Feb-95           2.9
Mar-95           2.9
Apr-95           3.1
May-95           3.2
Jun-95             3
Jul-95           2.8
Aug-95           2.6
Sep-95           2.5
Oct-95           2.8
Nov-95           2.6
Dec-95           2.5
Jan-96           2.7
Feb-96           2.7
Mar-96           2.8
Apr-96           2.9
May-96           2.9
Jun-96           2.8
Jul-96             3
Aug-96           2.9
Sep-96             3
Oct-96             3
Nov-96           3.3
Dec-96           3.3
Jan-97             3
Feb-97             3
Mar-97           2.8
Apr-97           2.5
May-97           2.2
Jun-97           2.3
Jul-97           2.2
Aug-97           2.2
Sep-97           2.2
Oct-97           2.1
Nov-97           1.8
Dec-97           1.7
Jan-98           1.6
Feb-98           1.4
Mar-98           1.4
Apr-98           1.4
May-98           1.7
Jun-98           1.7
Jul-98           1.7
Aug-98           1.6
Sep-98           1.5
Oct-98           1.5
Nov-98           1.5
Dec-98           1.6
Jan-99           1.7
Feb-99           1.6
Mar-99           1.7
Apr-99           2.3
May-99           2.1
Jun-99             2
Jul-99           2.1
Aug-99           2.3
Sep-99           2.6
Oct-99           2.6
Nov-99           2.6
Dec-99           2.7
Jan-00           2.7
Feb-00           3.2
Mar-00           3.7
Apr-00             3
May-00           3.1
Jun-00           3.7
Jul-00           3.7
Aug-00           3.4
Sep-00           3.5
Oct-00           3.4
Nov-00           3.4
Dec-00           3.4
Jan-01           3.7
Feb-01           3.5
Mar-01           2.9
Apr-01           3.3
May-01           3.6
Jun-01           3.2
Jul-01           2.7
Aug-01           2.7
Sep-01           2.6
Oct-01           2.1
Nov-01           1.9
Dec-01           1.6
Jan-02           1.1
Feb-02           1.1
Mar-02           1.5
Apr-02           1.6
May-02           1.2
Jun-02           1.1

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.

MARKET OVERVIEW Continued


LOOKING AHEAD: NEGATIVE FACTORS THREATEN RECOVERY.

The Federal Reserve (the Fed) now appears likely to keep interest rates low until it is satisfied that business spending is back on track--probably late 2002 at the earliest. Unemployment has shown signs of stabilizing, although further stock market losses could hamper the recovery.

[PHOTO]

It is unclear that the recovery will gain momentum anytime soon. Consumer spending is already strong (atypically, it remained so through most of this past recession). Furthermore, inventories are already largely back to normal, so further increases in these areas don't seem likely for now.

Looking forward, we see several factors that could weaken or delay the recovery. Concerns over accounting issues continue to hover over the markets and earnings could be lower as companies adopt more conservative accounting methods. Further weakness in the dollar could help make U.S. securities even less attractive to foreign investors. Consumer spending may at last falter. The war against terrorism could involve unexpected costs, and threats to world political stability could drive up petroleum prices.

S&P 500(R)PRICE/EARNINGS RATIO (P/E)
Dollar-weighted average P/E for all stocks in the index


After peaking at 62.3% in March, the P/E ratio declined rapidly as stock prices fell while earnings somewhat improved. The ratio ended the period at 42.1%--still significantly higher than its 30-year average of 17.0%.

[LINE GRAPH]

                                     S&P 500
                      S&P 500        P/E Ratio
                      P/E Ratio    30 Year Average
Jun-92                  25.23           17
Jul-92                  26.08           17
Aug-92                  24.22           17
Sep-92                   24.7           17
Oct-92                  24.64           17
Nov-92                   23.8           17
Dec-92                  24.31           17
Jan-93                  24.29           17
Feb-93                  24.44           17
Mar-93                  23.48           17
Apr-93                  22.92           17
May-93                  22.96           17
Jun-93                   22.9           17
Jul-93                  22.91           17
Aug-93                  24.21           17
Sep-93                  23.77           17
Oct-93                  24.04           17
Nov-93                  22.52           17
Dec-93                  22.95           17
Jan-94                  22.98           17
Feb-94                  21.17           17
Mar-94                  20.34           17
Apr-94                   20.1           17
May-94                  20.16           17
Jun-94                  19.77           17
Jul-94                  18.63           17
Aug-94                  18.91           17
Sep-94                  18.32           17
Oct-94                  17.51           17
Nov-94                  16.56           17
Dec-94                  16.98           17
Jan-95                  16.05           17
Feb-95                  16.22           17
Mar-95                  16.47           17
Apr-95                     16           17
May-95                  16.45           17
Jun-95                  16.77           17
Jul-95                  16.61           17
Aug-95                  16.18           17
Sep-95                  16.85           17
Oct-95                  16.18           17
Nov-95                  17.86           17
Dec-95                  17.41           17
Jan-96                  18.29           17
Feb-96                  18.57           17
Mar-96                  18.94           17
Apr-96                  19.16           17
May-96                  19.48           17
Jun-96                   19.3           17
Jul-96                  18.31           17
Aug-96                  18.62           17
Sep-96                  19.73           17
Oct-96                  19.59           17
Nov-96                  21.06           17
Dec-96                  20.77           17
Jan-97                  20.52           17
Feb-97                  20.95           17
Mar-97                  19.87           17
Apr-97                  20.23           17
May-97                  21.45           17
Jun-97                  22.44           17
Jul-97                  23.99           17
Aug-97                  22.74           17
Sep-97                     24           17
Oct-97                  22.84           17
Nov-97                  24.12           17
Dec-97                  24.53           17
Jan-98                  25.03           17
Feb-98                  26.49           17
Mar-98                  27.98           17
Apr-98                  26.69           17
May-98                  26.15           17
Jun-98                  27.27           17
Jul-98                  26.94           17
Aug-98                   22.9           17
Sep-98                  24.35           17
Oct-98                  28.07           17
Nov-98                  30.31           17
Dec-98                  32.15           17
Jan-99                   33.9           17
Feb-99                  32.64           17
Mar-99                  33.92           17
Apr-99                   33.9           17
May-99                  32.74           17
Jun-99                   34.7           17
Jul-99                  31.31           17
Aug-99                  31.21           17
Sep-99                  30.39           17
Oct-99                  30.41           17
Nov-99                  30.65           17
Dec-99                  32.53           17
Jan-00                  29.78           17
Feb-00                  28.59           17
Mar-00                   31.5           17
Apr-00                  29.41           17
May-00                  28.82           17
Jun-00                  29.31           17
Jul-00                  28.94           17
Aug-00                  30.35           17
Sep-00                  28.64           17
Oct-00                   27.5           17
Nov-00                  25.42           17
Dec-00                  25.39           17
Jan-01                  27.96           17
Feb-01                  25.32           17
Mar-01                   24.1           17
Apr-01                  28.14           17
May-01                  28.58           17
Jun-01                  28.77           17
Jul-01                  33.36           17
Aug-01                  31.32           17
Sep-01                  34.22           17
Oct-01                  41.31           17
Nov-01                  46.05           17
Dec-01                   48.3           17
Jan-02                  60.74           17
Feb-02                   60.6           17
Mar-02                  62.26           17
Apr-02                  46.28           17
May-02                  43.62           17
Jun-02                  42.08           17

P/E is stock price divided by earnings per share (for one company or, as here, an entire index). P/E indicates the value that investors have placed on a stock, or group of them. When index P/E is well above its long-term average, it shows high investor confidence about future earnings growth. It also can mean that if confidence wanes, there could be a substantial drop in stock prices.

Data source: Bloomberg L.P.

YIELDS OF U.S. TREASURY SECURITIES
Effective yields of ten-year and five-year Treasuries


After the Fed's long string of interest rate cuts in 2001, yields remained at fairly low levels, with a marked increase in the spread between five-year and ten-year Treasuries.

[LINE GRAPH]

                        5 Yr              10 Yr
                     Treasuries         Treasuries
30-Jun-92               6.27               7.12
31-Jul-92               5.82               6.71
31-Aug-92               5.58                6.6
30-Sep-92               5.32               6.35
31-Oct-92               5.89               6.79
30-Nov-92               6.22               6.94
31-Dec-92               5.99               6.69
31-Jan-93               5.55               6.36
28-Feb-93               5.21               6.02
31-Mar-93               5.24               6.02
30-Apr-93               5.11               6.01
31-May-93               5.37               6.15
30-Jun-93               5.05               5.78
31-Jul-93               5.15               5.81
31-Aug-93               4.79               5.45
30-Sep-93               4.77               5.38
31-Oct-93               4.85               5.43
30-Nov-93               5.16               5.82
31-Dec-93               5.21               5.79
31-Jan-94               5.02               5.64
28-Feb-94               5.57               6.13
31-Mar-94               6.23               6.74
30-Apr-94               6.64               7.04
31-May-94               6.76               7.15
30-Jun-94               6.95               7.32
31-Jul-94               6.73               7.11
31-Aug-94                6.8               7.17
30-Sep-94               7.28                7.6
31-Oct-94               7.49               7.81
30-Nov-94               7.79               7.91
31-Dec-94               7.83               7.82
31-Jan-95               7.51               7.58
28-Feb-95               7.04                7.2
31-Mar-95               7.07                7.2
30-Apr-95               6.88               7.06
31-May-95               6.05               6.28
30-Jun-95               5.97                6.2
31-Jul-95               6.16               6.43
31-Aug-95               6.07               6.28
30-Sep-95               6.02               6.18
31-Oct-95               5.81               6.02
30-Nov-95               5.52               5.74
31-Dec-95               5.38               5.57
31-Jan-96               5.24               5.58
29-Feb-96               5.73                6.1
31-Mar-96               6.09               6.33
30-Apr-96               6.41               6.67
31-May-96               6.63               6.85
30-Jun-96               6.46               6.71
31-Jul-96               6.57               6.79
31-Aug-96               6.73               6.94
30-Sep-96               6.46                6.7
31-Oct-96               6.07               6.34
30-Nov-96               5.83               6.04
31-Dec-96               6.21               6.42
31-Jan-97               6.25               6.49
28-Feb-97               6.39               6.55
31-Mar-97               6.75                6.9
30-Apr-97               6.57               6.72
31-May-97                6.5               6.66
30-Jun-97               6.38                6.5
31-Jul-97                5.9               6.01
31-Aug-97               6.22               6.34
30-Sep-97               5.99                6.1
31-Oct-97               5.71               5.83
30-Nov-97               5.84               5.87
31-Dec-97               5.71               5.74
31-Jan-98               5.38               5.51
28-Feb-98               5.59               5.62
31-Mar-98               5.62               5.65
30-Apr-98               5.64               5.67
31-May-98               5.55               5.55
30-Jun-98               5.47               5.45
31-Jul-98                5.5               5.49
31-Aug-98                4.8               4.98
30-Sep-98               4.22               4.42
31-Oct-98               4.23               4.61
30-Nov-98               4.48               4.71
31-Dec-98               4.54               4.65
31-Jan-99               4.55               4.65
28-Feb-99               5.22               5.29
31-Mar-99                5.1               5.24
30-Apr-99               5.21               5.35
31-May-99               5.58               5.62
30-Jun-99               5.65               5.78
31-Jul-99               5.79                5.9
31-Aug-99               5.87               5.97
30-Sep-99               5.75               5.88
31-Oct-99               5.96               6.02
30-Nov-99               6.11               6.19
31-Dec-99               6.34               6.44
31-Jan-00               6.68               6.67
29-Feb-00                6.6               6.41
31-Mar-00               6.31                  6
30-Apr-00               6.54               6.21
31-May-00               6.52               6.27
30-Jun-00               6.19               6.03
31-Jul-00               6.15               6.03
31-Aug-00               5.97               5.73
30-Sep-00               5.85                5.8
31-Oct-00               5.81               5.75
30-Nov-00               5.43               5.47
31-Dec-00               4.98               5.11
31-Jan-01               4.77               5.11
28-Feb-01               4.66                4.9
31-Mar-01               4.56               4.92
30-Apr-01               4.89               5.34
31-May-01               4.91               5.38
30-Jun-01               4.95               5.41
31-Jul-01               4.53               5.05
31-Aug-01               4.38               4.83
30-Sep-01                3.8               4.59
31-Oct-01               3.48               4.23
30-Nov-01               4.06               4.75
31-Dec-01                4.3               5.05
31-Jan-02               4.37               5.03
28-Feb-02               4.19               4.88
31-Mar-02               4.81                5.4
30-Apr-02               4.41               5.09
31-May-02               4.36               5.05
30-Jun-02               4.03                4.8


Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down. Other factors being equal, low interest rates are positive for stock investors because low borrowing costs can help boost corporate earnings.

Data source: Bloomberg L.P.

SCHWAB

S&P 500 PORTFOLIO

[PHOTO OF GERI HOM]

         GERI HOM, a vice president of the investment adviser, has overall responsibility for the management of the portfolio. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

         Long-term investors who want to focus on large-cap U.S. stocks or who are looking for performance that is linked to a popular index may want to consider this portfolio.

THE PORTFOLIO'S GOAL IS TO TRACK THE TOTAL RETURN OF THE S&P 500(R) INDEX. 1

MANAGER'S PERSPECTIVE

A VARIETY OF FACTORS LED TO CONTINUED MARKET UNCERTAINTY DURING THE REPORT PERIOD. These include the ongoing effects of the events of 9/11 and tensions in the Middle East. Concerns that stocks, particularly large caps, may be too highly valued relative to lackluster earnings, along with worries about accounting irregularities, led investors to prefer small- and mid-cap stocks to large-cap stocks (the primary component of the fund's portfolio). All three areas had negative returns for the period, with small-cap being the strongest performer and large-cap the weakest.

FEW SECTORS IN THE MARKET PERFORMED WELL DURING THE REPORT PERIOD. Basic materials, energy and transportation posted positive returns of 8.0%, 4.3% and 1.5%, respectively. However, in total, these three sectors accounted for less than 10% of the value of the S&P 500 Index. At the opposite end of the scale, communication services continued its downward trend, and was the worst performing sector for the period, down 35%. Major factors were decreased demand and increased pricing pressures due to intense competition. Accounting and liquidity concerns also played a role.

The portfolio tracked the performance of the S&P 500 Index during the report period.

1 Standard & Poor's,(R) S&P,(R) S&P 500,(R) Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio.

SCHWAB S & P 500 PORTFOLIO

PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 6/30/02

This chart compares performance of the portfolio with the S&P 500(R) Index and the Morningstar Large-Blend Annuity Category.

[BAR CHART]

                                                              S&P 500           Peer Group
                                        Portfolio 1            Index            Average 2
                                        -----------           -------           ----------
Total Return
        6 Months 3                      (13.30%)              (13.16%)          (13.19%)
        1 Year                          (18.21%)              (17.99%)          (18.99%)
        5 Years                           3.30%                 3.66%             1.84%
        Since Inception: 5/1/96           7.24%                 7.74%               --

PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in the S&P 500 Index.

[LINE GRAPH]

                                                       S&P 500
                              Portfolio 1               Index
01-Nov-96                       $10,000               $10,000
30-Nov-96                       $10,750               $10,777
31-Dec-96                       $10,530               $10,564
31-Jan-97                       $11,170               $11,223
28-Feb-97                       $11,250               $11,311
31-Mar-97                       $10,780               $10,848
30-Apr-97                       $11,410               $11,494
31-May-97                       $12,090               $12,193
30-Jun-97                       $12,630               $12,739
31-Jul-97                       $13,620               $13,752
31-Aug-97                       $12,860               $12,982
30-Sep-97                       $13,560               $13,692
31-Oct-97                       $13,120               $13,235
30-Nov-97                       $13,720               $13,848
31-Dec-97                       $13,948               $14,086
31-Jan-98                       $14,098               $14,242
28-Feb-98                       $15,108               $15,269
31-Mar-98                       $15,869               $16,051
30-Apr-98                       $16,029               $16,213
31-May-98                       $15,739               $15,934
30-Jun-98                       $16,369               $16,581
31-Jul-98                       $16,189               $16,405
31-Aug-98                       $13,848               $14,036
30-Sep-98                       $14,738               $14,936
31-Oct-98                       $15,929               $16,150
30-Nov-98                       $16,879               $17,129
31-Dec-98                       $17,862               $18,116
31-Jan-99                       $18,595               $18,873
28-Feb-99                       $18,012               $18,286
31-Mar-99                       $18,726               $19,017
30-Apr-99                       $19,439               $19,753
31-May-99                       $18,967               $19,287
30-Jun-99                       $20,012               $20,357
31-Jul-99                       $19,389               $19,722
31-Aug-99                       $19,288               $19,624
30-Sep-99                       $18,756               $19,086
31-Oct-99                       $19,931               $20,294
30-Nov-99                       $20,323               $20,707
31-Dec-99                       $21,517               $21,926
31-Jan-00                       $20,434               $20,825
29-Feb-00                       $20,040               $20,431
31-Mar-00                       $22,003               $22,429
30-Apr-00                       $21,335               $21,754
31-May-00                       $20,890               $21,308
30-Jun-00                       $21,396               $21,835
31-Jul-00                       $21,072               $21,494
31-Aug-00                       $22,367               $22,829
30-Sep-00                       $21,183               $21,624
31-Oct-00                       $21,082               $21,533
30-Nov-00                       $19,412               $19,836
31-Dec-00                       $19,506               $19,933
31-Jan-01                       $20,183               $20,641
28-Feb-01                       $18,337               $18,758
31-Mar-01                       $17,178               $17,569
30-Apr-01                       $18,501               $18,934
31-May-01                       $18,614               $19,061
30-Jun-01                       $18,163               $18,598
31-Jul-01                       $17,978               $18,416
31-Aug-01                       $16,850               $17,263
30-Sep-01                       $15,486               $15,868
31-Oct-01                       $15,784               $16,171
30-Nov-01                       $16,984               $17,411
31-Dec-01                       $17,135               $17,565
31-Jan-02                       $16,876               $17,308
28-Feb-02                       $16,544               $16,974
31-Mar-02                       $17,155               $17,612
30-Apr-02                       $16,119               $16,545
31-May-02                       $15,995               $16,423
30-Jun-02                       $14,855               $15,253

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. All performance figures do not indicate future results.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 Source: Morningstar, Inc. As of 6/30/02, the total number of funds in the Large-Blend Annuity category for the 6-month, one- and five-year periods was 2,703, 2,512 and 719, respectively.

3 Not annualized.

PORTFOLIO FACTS

TOP TEN HOLDINGS 1 as of 6/30/02
-------------------------------------------------------

 (1)  MICROSOFT CORP.                             3.2%
 (2)  GENERAL ELECTRIC CO.                        3.2%
 (3)  EXXON MOBIL CORP.                           3.0%
 (4)  WAL-MART STORES, INC.                       2.7%
 (5)  PFIZER, INC.                                2.4%
 (6)  CITIGROUP, INC.                             2.2%
 (7)  AMERICAN INTERNATIONAL GROUP, INC.          2.0%
 (8)  JOHNSON & JOHNSON                           1.7%
 (9)  COCA-COLA CO.                               1.5%
(10) INTERNATIONAL BUSINESS MACHINES CORP.        1.4%
-------------------------------------------------------
TOTAL PERCENTAGE OF INVESTMENTS                  23.3%

STATISTICS as of 6/30/02
--------------------------------------------------------------

                                                    PEER GROUP
                                    PORTFOLIO       AVERAGE 2
--------------------------------------------------------------
Number of Holdings                     502              n/a
--------------------------------------------------------------
Median Market Cap ($ Mil)          $47,961          $36,996
--------------------------------------------------------------
Price/Earnings (P/E) Ratio            29.0             27.8
--------------------------------------------------------------
Price/Book (P/B) Ratio                 4.7              4.3
--------------------------------------------------------------
Income Ratio                           1.1              0.8
--------------------------------------------------------------
Portfolio Turnover Rate                  3%              45%
--------------------------------------------------------------
Three-Year Beta                       1.00             0.97
--------------------------------------------------------------

EXPENSE RATIO as of 6/30/02

[BAR GRAPH]

PORTFOLIO       0.28% 3
PEER GROUP
AVERAGE         0.72% 2

INDEX COMPOSITION BY INDUSTRY 4

These charts show the size of the ten largest industries in the S&P 500(R) Index. As the charts show, the total portion represented by these industries and their relative weightings have changed over the past five years.

AS OF 6/30/02

[PIE CHART]

 1.   13.4%   Drugs & Medicine
 2.    8.6%   Business Machines
 3.    7.7%   Banks
 4.    7.7%   Retail
 5.    7.2%   Miscellaneous Finance
 6.    5.4%   International Oil
 7.    4.9%   Insurance
 8.    4.9%   Producer Goods
 9.    4.8%   Electronics
10.    4.6%   Food & Agriculture
      30.8%   Other

AS OF 6/30/01

[PIE CHART]

 1.   12.7%   Drugs & Medicine
 2.   10.9%   Business Machines
 3.    7.3%   Miscellaneous Finance
 4.    6.4%   Retail
 5.    6.4%   Banks
 6.    6.2%   Electronics
 7.    5.8%   Producer Goods
 8.    5.5%   Telephone
 9.    4.9%   Media
10.    4.7%   International Oil
      29.2%   Other

AS OF 6/30/97

[PIE CHART]

 1.   11.5%   Drugs & Medicine
 2.    7.6%   Banks
 3.    7.2%   Business Machines
 4.    6.5%   International Oil
 5.    6.5%   Food & Agriculture
 6.    6.2%   Telephone
 7.    5.8%   Electronics
 8.    5.8%   Producer Goods
 9.    4.7%   Retail
10.    4.0%   Insurance
      34.2%   Other

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 6/30/02, there were 2,775 annuity sub-accounts in the Large-Blend Annuity category.

3 Guaranteed by Schwab and the investment adviser through 4/30/03 (excluding interest, taxes and certain non-routine expenses).

4 Source: Standard & Poor's(R), a division of McGraw-Hill companies.

SCHWAB S&P 500 FUND -- FINANCIALS

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Another section of this report provides context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables.

FINANCIAL HIGHLIGHTS

                                                    1/1/02-       1/1/01-       1/1/00-      1/1/99-      1/1/98-       1/1/97-
                                                    6/30/02       12/31/01      12/31/00     12/31/99     12/31/98      12/31/97
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               16.54         19.02        21.26        17.78        13.94         10.53
                                                    ----------------------------------------------------------------------------
Income or loss from investment operations:
    Net investment income                             0.09          0.15         0.18         0.16         0.13          0.09
    Net realized and unrealized gains or losses      (2.29)        (2.46)       (2.17)        3.47         3.78          3.33
                                                    ----------------------------------------------------------------------------

    Total income or loss from investment
      operations                                     (2.20)        (2.31)       (1.99)        3.63         3.91          3.42
Less distributions:
    Dividends from net investment income                --         (0.17)       (0.19)       (0.14)       (0.06)        (0.01)
    Distributions from net realized gains               --            --        (0.06)       (0.01)       (0.01)           --
                                                    ----------------------------------------------------------------------------
    Total distributions                                 --         (0.17)       (0.25)       (0.15)       (0.07)        (0.01)
                                                    ----------------------------------------------------------------------------
Net asset value at end of period                     14.34         16.54        19.02        21.26        17.78         13.94
                                                    ============================================================================
Total return (%)                                    (13.30) 2     (12.16)       (9.34)       20.47        28.06         32.46

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------------

Ratio of net operating expenses to
  average net assets                                  0.28 3        0.28         0.28 1       0.28         0.28          0.29
Expense reductions reflected in above ratio           0.07 3        0.05         0.02         0.06         0.27          0.64
Ratio of net investment income to
  average net assets                                  1.17 3        1.09         0.99         1.14         1.52          1.56
Portfolio turnover rate                                  3             5           10            7            7             4
Net assets, end of period ($ x 1,000,000)              112           128          126          130           84            37

1 Would have been 0.29% if certain non-routine expenses (proxy fees) had been included.

2 Not annualized.

3 Annualized.


See  the Financial Notes, which are integral to this information.

PORTFOLIO HOLDINGS
As of June 30 2002; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding
 +  New holding (since 12/31/01)
 o  Non-income producing security
 *  American Depositary Receipt
 =  Collateral for open futures contracts
 /  Issuer is related to the fund's adviser

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

99.7%   COMMON STOCK
        Market Value: $110,414
        Cost: $118,854

0.2%    U.S. TREASURY OBLIGATIONS
        Market Value: $160
        Cost: $160

0.1%    SHORT TERM INVESTMENT
        Market Value: $156
        Cost: $156
-------------------------------------
100.0%  TOTAL INVESTMENTS
        Market Value: $110,730
        Cost: $119,170

COMMON STOCK 99.7% of investments

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      AEROSPACE / DEFENSE  1.9%
      --------------------------------------------------------------------------
      Boeing Co.    10,196                                                   459
      Crane Co.    700                                                        18
      General Dynamics Corp.    2,500                                        266
      Goodrich Corp.    1,200                                                 33
      Lockheed Martin Corp.    5,400                                         375
      Northrop Grumman Corp.    1,400                                        175
      Raytheon Co.    4,900                                                  199
      Rockwell Automation, Inc.    2,200                                      44
      Rockwell Collins, Inc.    2,300                                         63
      Textron, Inc.    1,700                                                  80
      United Technologies Corp.    5,700                                     387
                                                                     -----------
                                                                           2,099

      AIR TRANSPORTATION  0.4%
      --------------------------------------------------------------------------
    o AMR Corp.    1,900                                                      32
      Delta Air Lines, Inc.    1,400                                          28
    o FedEx Corp.    3,620                                                   193
      Southwest Airlines Co.    9,318                                        151
                                                                     -----------
                                                                             404

      ALCOHOLIC BEVERAGES  0.5%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B    400                                        25
      Anheuser-Busch Cos., Inc.    10,600                                    530
      Brown-Forman Corp., Class B    800                                      55
                                                                     -----------
                                                                             610

      APPAREL  0.3%
      --------------------------------------------------------------------------
    o Jones Apparel Group, Inc.    1,600                                      60
      Liz Claiborne, Inc.    1,200                                            38
      Nike, Inc., Class B    3,200                                           171
      Reebok International Ltd.    600                                        18
      VF Corp.    1,400                                                       55
                                                                     -----------
                                                                             342

      AUTOMOTIVE PRODUCTS/MOTOR VEHICLES  1.4%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    700                                         14
      Cummins, Inc.    500                                                    17
      Dana Corp.    1,878                                                     35
      Danaher Corp.    1,800                                                 119
      Delphi Corp.    6,863                                                   91
      Eaton Corp.    900                                                      65
      Ford Motor Co.    22,252                                               356
      General Motors Corp.    6,900                                          369
      Genuine Parts Co.    2,200                                              77
      Goodyear Tire & Rubber Co.    1,900                                     35
      Harley-Davidson, Inc.    3,600                                         185
    o Navistar International Corp.    800                                     26
      TRW, Inc.    1,600                                                      91
      Visteon Corp.    1,584                                                  22
                                                                     -----------
                                                                           1,502



See the Financial Notes, which are integral to this information.

SCHWAB S&P 500 PORTFOLIO -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30 2002; unaudited.

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      BANKS  7.8%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    4,350                                               97
      Bank of America Corp.    18,712                                      1,317
      Bank of New York Co., Inc.    8,800                                    297
      Bank One Corp.    14,306                                               550
      BB&T Corp.    5,900                                                    228
      Comerica, Inc.    2,150                                                132
      Fifth Third Bancorp.    7,205                                          480
    + First Tennessee National Corp.    1,500                                 57
      FleetBoston Financial Corp.    12,691                                  411
      Golden West Financial Corp.    1,800                                   124
      Huntington Bancshares, Inc.    2,956                                    57
      J.P. Morgan Chase & Co.    24,110                                      818
      KeyCorp., Inc.    5,200                                                142
    + Marshall & Ilsley Corp.    2,578                                        80
      Mellon Financial Corp.    5,300                                        167
      National City Corp.    7,400                                           246
      Northern Trust Corp.    2,700                                          119
      PNC Financial Services Group, Inc.    3,400                            178
      Providian Financial Corp.    3,400                                      20
      Regions Financial Corp.    2,900                                       102
      SouthTrust Corp.    4,200                                              110
      State Street Corp.    4,000                                            179
      SunTrust Banks, Inc.    3,500                                          237
      Synovus Financial Corp.    3,600                                        99
      U.S. Bancorp.    23,130                                                540
      Union Planters Corp.    2,400                                           78
      Wachovia Corp.    16,644                                               635
      Wells Fargo & Co.    20,799                                          1,041
      Zions Bancorp.    1,200                                                 62
                                                                     -----------
                                                                           8,603

      BUSINESS MACHINES & SOFTWARE  8.6%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.    2,800                                            80
    o Apple Computer, Inc.    4,400                                           78
      Autodesk, Inc.    1,200                                                 16
    o BMC Software, Inc.    2,900                                             48
    o Cisco Systems, Inc.    89,100                                        1,243
    o Compuware Corp.    4,300                                                26
    o Comverse Technology, Inc.    2,100                                      19
    o Dell Computer Corp.    31,600                                          826
    o EMC Corp.    27,012                                                    204
    o Gateway, Inc.    3,600                                                  16
      Hewlett-Packard Co.    36,937                                          564
 (10) International Business Machines Corp.    20,800                      1,498
    o Lexmark International, Inc., Class A    1,600                           87
=o(1) Microsoft Corp.    65,700                                            3,594
    o NCR Corp.    1,200                                                      42
    o Network Appliance, Inc.    3,900                                        48
    o Novell, Inc.    3,500                                                   11
    o Novellus Systems, Inc.    1,800                                         61
    o Oracle Corp.    66,600                                                 631
    o Palm, Inc.    6,291                                                     11
      Pitney Bowes, Inc.    3,000                                            119
   o+ Rational Software Corp.    2,344                                        19
    o Sun Microsystems, Inc.    39,500                                       198
    o Unisys Corp.    3,900                                                   35
      Xerox Corp.    8,700                                                    61
                                                                     -----------
                                                                           9,535

      BUSINESS SERVICES  3.2%
      --------------------------------------------------------------------------
    o Allied Waste Industries, Inc.    2,300                                  22
   o+ Apollo Group, Inc., Class A    2,100                                    83
      Automatic Data Processing, Inc.    7,500                               327
    o Cendant Corp.    12,902                                                205
      Cintas Corp.    2,092                                                  103
    o Citrix Systems, Inc.    2,100                                           13
      Computer Associates International, Inc.    7,000                       111
    o Computer Sciences Corp.    2,200                                       105
    o Concord EFS, Inc.    6,200                                             187
    o Convergys Corp.    2,054                                                40
      Deluxe Corp.    800                                                     31
      Electronic Data Systems Corp.    5,800                                 215
      Equifax, Inc.    1,800                                                  49
      First Data Corp.    9,300                                              346
    o Fiserv, Inc.    2,300                                                   84
      H&R Block, Inc.    2,200                                               102
      Interpublic Group of Cos., Inc.    4,500                               111
    o Intuit, Inc.    2,620                                                  130
    o Mercury Interactive Corp.    900                                        21
      Omnicom Group, Inc.    2,400                                           110
    o Parametric Technology Corp.    2,700                                     9
      Paychex, Inc.    4,650                                                 146
    o PeopleSoft, Inc.    3,700                                               55
    o Qlogic Corp.    1,195                                                   46


See the Financial Notes, which are integral to this information.

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Robert Half International, Inc.    2,200                                51
    o Siebel Systems, Inc.    5,600                                           80
    o Thermo Electron Corp.    2,000                                          33
    o TMP Worldwide, Inc.    1,344                                            29
      Tyco International Ltd.    24,519                                      331
    o Veritas Software Corp.    4,900                                         97
      Waste Management, Inc.    7,657                                        199
    o Yahoo!, Inc.    7,200                                                  106
                                                                     -----------
                                                                           3,577

      CHEMICAL  2.0%
      --------------------------------------------------------------------------
      3M Co.    4,600                                                        566
      Air Products & Chemicals, Inc.    2,800                                141
      Dow Chemical Co.    10,955                                             377
      E.I. du Pont de Nemours & Co.    12,154                                540
      Eastman Chemical Co.    1,000                                           47
      Ecolab, Inc.    1,500                                                   69
      Great Lakes Chemical Corp.    500                                       13
    o Hercules, Inc.    1,100                                                 13
      PPG Industries, Inc.    2,100                                          130
      Praxair, Inc.    1,900                                                 108
      Rohm & Haas Co.    2,605                                               105
      Sherwin-Williams Co.    1,800                                           54
      Sigma-Aldrich Corp.    1,000                                            50
                                                                     -----------
                                                                           2,213

      CONSTRUCTION  0.4%
      --------------------------------------------------------------------------
      Centex Corp.    800                                                     46
      Fluor Corp.    900                                                      35
      KB Home Corp.    700                                                    36
      Masco Corp.    5,700                                                   155
    o McDermott International, Inc.    1,200                                  10
      Pulte Homes, Inc.    700                                                40
      The Stanley Works    1,100                                              45
      Vulcan Materials Co.    1,300                                           57
                                                                     -----------
                                                                             424

      CONSUMER: DURABLE  0.2%
      --------------------------------------------------------------------------
      Black & Decker Corp.    900                                             43
      Leggett & Platt, Inc.    2,300                                          54
      Maytag Corp.    1,000                                                   43
      Whirlpool Corp.    900                                                  59
                                                                     -----------
                                                                             199

      CONSUMER: NONDURABLE  1.0%
      --------------------------------------------------------------------------
      American Greetings Corp., Class A    700                                12
      Darden Restaurants, Inc.    2,250                                       55
      Fortune Brands, Inc.    1,800                                          101
      Hasbro, Inc.    1,825                                                   25
    o International Game Technology    1,200                                  68
      Mattel, Inc.    5,300                                                  112
      McDonald's Corp.    15,400                                             438
      Newell Rubbermaid, Inc.    3,324                                       116
    o Starbucks Corp.    4,660                                               116
      Tupperware Corp.    700                                                 14
      Wendy's International, Inc.    1,300                                    52
                                                                     -----------
                                                                           1,109

      CONTAINERS  0.1%
      --------------------------------------------------------------------------
      Ball Corp.    600                                                       25
      Bemis Co.    700                                                        33
    o Pactiv Corp.    2,000                                                   48
    o Sealed Air Corp.    1,014                                               41
                                                                     -----------
                                                                             147

      ELECTRONICS  4.7%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    8,700                                   20
    o Advanced Micro Devices, Inc.    4,200                                   41
    o Agilent Technologies, Inc.    5,637                                    133
    o Altera Corp.    4,680                                                   64
    o American Power Conversion Corp.    2,325                                29
    o Analog Devices, Inc.    4,400                                          131
    o Andrew Corp.    1,250                                                   19
      Applied Biosystems Group -- Applera Corp.    2,600                      51
    o Applied Materials, Inc.    20,200                                      384
    o Applied Micro Circuits Corp.    3,382                                   16
    o Broadcom Corp., Class A    3,200                                        56
    o CIENA Corp.    3,700                                                    15
      Intel Corp.    81,400                                                1,487
      ITT Industries, Inc.    1,100                                           78
    o Jabil Circuit, Inc.    2,227                                            47
    o JDS Uniphase Corp.    16,055                                            43
    o KLA-Tencor Corp.    2,400                                              106
      Linear Technology Corp.    3,800                                       119


See the Financial Notes, which are integral to this information.

SCHWAB S&P 500 PORTFOLIO -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30 2002; unaudited.

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o LSI Logic Corp.    4,200                                                37
      Lucent Technologies, Inc.    41,295                                     69
    o Maxim Integrated Products, Inc.    4,000                               153
    o Micron Technology, Inc.    7,300                                       148
      Molex, Inc.    2,300                                                    77
      Moody's Corp.    1,900                                                  95
      Motorola, Inc.    27,405                                               395
    o National Semiconductor Corp.    2,200                                   64
    o Nvidia Corp.    1,800                                                   31
      PerkinElmer, Inc.    1,400                                              15
    o PMC Sierra, Inc.    1,900                                               18
    o Power-One, Inc.    800                                                   5
    o Qualcomm, Inc.    9,400                                                258
    o Sanmina-SCI Corp.    6,100                                              38
    o Solectron Corp.    10,000                                               61
      Symbol Technologies, Inc.    2,652                                      23
    o Tektronix, Inc.    1,100                                                21
    o Tellabs, Inc.    4,800                                                  30
    o Teradyne, Inc.    2,100                                                 49
      Texas Instruments, Inc.    21,200                                      502
      Thomas & Betts Corp.    600                                             11
    o Univision Communications, Inc., Class A    2,895                        91
    o Vitesse Semiconductor Corp.    2,169                                     7
    o Waters Corp.    1,500                                                   40
    o Xilinx, Inc.    4,000                                                   90
                                                                     -----------
                                                                           5,167

      ENERGY: RAW MATERIALS  1.3%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.    3,137                                      155
      Apache Corp.    1,650                                                   95
      Baker Hughes, Inc.    4,180                                            139
   o+ BJ Services Co.    1,900                                                64
      Burlington Resources, Inc.    2,452                                     93
      Devon Energy Corp.    1,900                                             94
      EOG Resources, Inc.    1,407                                            56
      Halliburton Co.    5,200                                                83
    o Nabors Industries Ltd.    1,800                                         63
    o Noble Corp.    1,600                                                    62
      Occidental Petroleum Corp.    4,600                                    138
    o Rowan Cos., Inc.    1,100                                               24
      Schlumberger Ltd.    7,000                                             325
                                                                     -----------
                                                                           1,391

      FOOD & AGRICULTURE  4.6%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    7,800                                    100
      Campbell Soup Co.    5,100                                             141
  (9) Coca-Cola Co.    30,200                                              1,691
      Coca-Cola Enterprises, Inc.    5,500                                   121
      Conagra Foods, Inc.    6,500                                           180
      General Mills, Inc.    4,400                                           194
      H.J. Heinz Co.    4,400                                                181
      Hershey Foods Corp.    1,700                                           106
      Kellogg Co.    5,000                                                   179
      The Pepsi Bottling Group, Inc.    3,402                                105
      PepsiCo, Inc.    21,380                                              1,031
      Sara Lee Corp.    9,500                                                196
      Supervalu, Inc.    1,700                                                42
      Sysco Corp.    8,200                                                   223
    * Unilever NV    6,967                                                   452
      Wm. Wrigley Jr. Co.    2,700                                           149
                                                                     -----------
                                                                           5,091

      GOLD  0.3%
      --------------------------------------------------------------------------
      Barrick Gold Corp.    6,484                                            123
      Newmont Mining Corp. Holding Co.    4,786                              126
      Placer Dome, Inc.    4,100                                              46
                                                                     -----------
                                                                             295

      HEALTHCARE / DRUGS & MEDICINE  13.4%
      --------------------------------------------------------------------------
      Abbott Laboratories    19,100                                          719
      Allergan, Inc.    1,500                                                100
      AmerisourceBergen Corp.    1,200                                        91
    o Amgen, Inc.    12,600                                                  528
      Bausch & Lomb, Inc.    600                                              20
      Baxter International, Inc.    7,200                                    320
      Becton, Dickinson & Co.    3,200                                       110
    o Biogen, Inc.    1,800                                                   75
      Biomet, Inc.    3,325                                                   90


See the Financial Notes, which are integral to this information.

                                                               MKT. VALUE
      SECURITY AND NUMBER OF SHARES                           ($ X 1,000)
    o Boston Scientific Corp.    5,000                                147
      Bristol-Myers Squibb Co.    23,700                              609
      C.R. Bard, Inc.    700                                           40
      Cardinal Health, Inc.    5,475                                  336
    o Chiron Corp.    2,300                                            81
      Eli Lilly & Co.    13,600                                       767
    o Forest Laboratories, Inc., Class A    2,100                     149
    o Genzyme Corp. - General Division    2,500                        48
    o Guidant Corp.    3,900                                          118
      HCA, INC.    6,300                                              299
    o Health Management Associates, Inc., Class A    2,800             56
    o HealthSouth Corp.    4,900                                       63
    o Humana, Inc.    2,100                                            33
    o Immunex Corp.    6,600                                          148
      IMS Health, Inc.    3,700                                        66
  (8) Johnson & Johnson    36,648                                   1,915
    o King Pharmaceuticals, Inc.    2,866                              64
    o Manor Care, Inc.    1,100                                        25
      McKesson Corp.    3,506                                         115
    o Medimmune, Inc.    3,000                                         79
      Medtronic, Inc.    14,700                                       630
      Merck & Co., Inc.    27,500                                   1,393
 =(5) Pfizer, Inc.    76,000                                        2,660
      Pharmacia Corp.    15,707                                       588
    o Quintiles Transnational Corp.    1,200                           15
      Schering-Plough Corp.    17,900                                 440
    o St. Jude Medical, Inc.    1,000                                  74
      Stryker Corp.    2,335                                          125
    o Tenet Healthcare Corp.    4,000                                 286
      UnitedHealth Group, Inc.    3,800                               348
    o Watson Pharmaceuticals, Inc.    1,300                            33
    o Wellpoint Health Networks, Inc.    1,800                        140
      Wyeth    16,200                                                 829
    o Zimmer Holdings, Inc.   2,300                                    82
                                                              -----------
                                                                   14,854

      HOUSEHOLD PRODUCTS 2.3%
      -------------------------------------------------------------------
      Alberto-Culver Co., Class B    800                               38
      Avon Products, Inc.    2,900                                    152
      Clorox Co.    2,800                                             116
      Colgate-Palmolive Co.    6,700                                  335
      Gillette Co.    13,000                                          440
      International Flavors & Fragrances, Inc.    1,200                39
      Procter & Gamble Co.    15,700                                1,402
                                                              -----------
                                                                    2,522

      INSURANCE 4.9%
      -------------------------------------------------------------------
    + ACE Ltd.   3,100                                                 98
      Aetna, Inc.    1,700                                             82
      AFLAC, Inc.    6,300                                            202
      Allstate Corp.    8,600                                         318
      AMBAC Financial Group, Inc.    1,192                             80
  (7) American International Group, Inc.    31,748                  2,166
      AON Corp.    3,350                                               99
      Chubb Corp.    2,100                                            149
      CIGNA Corp.    1,600                                            156
      Cincinnati Financial Corp.    1,900                              88
      Conseco, Inc.    3,741                                            7
      Hartford Financial Services Group, Inc.    3,100                184
      Jefferson-Pilot Corp.    1,850                                   87
      John Hancock Financial Services    3,621                        127
      Lincoln National Corp.    2,300                                  97
      Loews Corp.    2,300                                            122
      Marsh & McLennan Cos., Inc.    3,300                            319
      MBIA, Inc.    1,850                                             105
      Metlife, Inc.    8,767                                          252
      MGIC Investment Corp.    1,200                                   81
      Progressive Corp.    2,700                                      156
      SAFECO Corp.    1,500                                            46
      St. Paul Cos., Inc.    2,638                                    103
      Torchmark Corp.    1,500                                         57
      UnumProvident Corp.    2,976                                     76
      XL Capital Ltd., Class A    1,600                               136
                                                              -----------
                                                                    5,393

      MEDIA 3.2%
      -------------------------------------------------------------------
    o AOL Time Warner, Inc.    54,250                                 798
    o Clear Channel Communications, Inc.    7,376                     236
    o Comcast Corp., Special Class A    11,600                        276
      Dow Jones & Co., Inc.    1,100                                   53


See the Financial Notes, which are integral to this information.

SCHWAB S&P 500 PORTFOLIO -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30 2002; unaudited.

                                                               MKT. VALUE
      SECURITY AND NUMBER OF SHARES                           ($ X 1,000)
      Gannett Co., Inc.    3,200                                      243
      Knight-Ridder, Inc.    1,000                                     63
      McGraw-Hill Cos., Inc.    2,400                                 143
      Meredith Corp.    500                                            19
      New York Times Co., Class A    1,800                             93
      R.R. Donnelley & Sons Co.    1,400                               39
      Tribune Co.    3,600                                            157
    o Viacom, Inc., Class B    21,481                                 953
      The Walt Disney Co.    24,900                                   471
                                                              -----------
                                                                    3,544

      MISCELLANEOUS FINANCE 6.9%
      -------------------------------------------------------------------
      American Express Co.    16,100                                  585
      Bear Stearns Cos., Inc.    1,112                                 68
      Capital One Financial Corp.    2,700                            165
    / Charles Schwab Corp.    16,742                                  188
      Charter One Financial, Inc.    2,815                             97
 =(6) Citigroup, Inc.    62,636                                     2,427
      Countrywide Credit Industries, Inc.    1,500                     72
      Fannie Mae    12,100                                            892
      Franklin Resources, Inc.    3,200                               137
      Freddie Mac    8,500                                            520
      Household International, Inc.    5,619                          279
      Lehman Brothers Holdings, Inc.    3,000                         188
      MBNA Corp.    10,362                                            343
      Merrill Lynch & Co., Inc.    10,600                             429
      Morgan Stanley    13,350                                        575
      SLM Corp.    1,900                                              184
      Stilwell Financial, Inc.    2,600                                47
      T. Rowe Price Group, Inc.    1,500                               49
      Washington Mutual, Inc.    11,824                               439
                                                              -----------
                                                                    7,684

      NON-FERROUS METALS 0.6%
      -------------------------------------------------------------------
      Alcan, Inc.    4,000                                            150
      Alcoa, Inc.    10,472                                           347
      Engelhard Corp.    1,600                                         45
    o Freeport-McMoran Copper & Gold, Inc., Class B    1,600           29
      Inco Ltd.    2,200                                               50
      Phelps Dodge Corp.    1,115                                      46
                                                              -----------
                                                                      667

      OIL: DOMESTIC 0.9%
      -------------------------------------------------------------------
      Amerada Hess Corp.    1,000                                      83
      Ashland, Inc.    900                                             36
      Conoco, Inc., Class B    7,600                                  211
      Kerr-McGee Corp.    1,284                                        69
      Marathon Oil Corp.    3,800                                     103
      Phillips Petroleum Co.    4,640                                 273
      Sunoco, Inc.    1,000                                            36
      Transocean, Inc.    3,784                                       118
      Unocal Corp.    2,900                                           107
                                                              -----------
                                                                    1,036

      OIL: INTERNATIONAL 5.4%
      -------------------------------------------------------------------
      ChevronTexaco Corp.    12,885                                 1,140
 =(3) Exxon Mobil Corp.    82,350                                   3,370
    * Royal Dutch Petroleum Co.    25,800                           1,426
                                                              -----------
                                                                    5,936

      OPTICAL & PHOTO 0.1%
      -------------------------------------------------------------------
      Eastman Kodak Co.    3,500                                      102

      PAPER & FOREST PRODUCTS 0.9%
      -------------------------------------------------------------------
      Boise Cascade Corp.    700                                       24
      Georgia-Pacific Group    2,855                                   70
      International Paper Co.    5,998                                261
      Kimberly-Clark Corp.    6,400                                   397
      Louisiana-Pacific Corp.    1,100                                 12
      MeadWestvaco Corp.    2,364                                      79
      Temple-Inland, Inc.    600                                       35
      Weyerhaeuser Co.    2,600                                       166
                                                              -----------
                                                                    1,044

      PRODUCER GOODS & MANUFACTURING 4.9%
      -------------------------------------------------------------------
   o+ American Standard Cos.,Inc.    900                               68
      Avery Dennison Corp.    1,300                                    82
      Caterpillar, Inc.    4,200                                      206
      Cooper Industries Ltd., Class A    1,200                         47
      Corning, Inc.    11,400                                          40
      Deere & Co.    3,000                                            144
      Dover Corp.    2,400                                             84
      Emerson Electric Co.    5,200                                   278
 =(2) General Electric Co.    120,700                               3,506
      Honeywell International, Inc.    10,037                         354
      Illinois Tool Works, Inc.    3,800                              259


See the Financial Notes, which are integral to this information.

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Ingersoll-Rand Co., Class A    2,000                                    91
      Johnson Controls, Inc.    1,000                                         82
      Millipore Corp.    600                                                  19
      Pall Corp.    1,500                                                     31
      Parker-Hannifin Corp.    1,450                                          69
      Snap-On, Inc.    600                                                    18
      W.W. Grainger, Inc.    1,100                                            55
                                                                     -----------
                                                                           5,433

      RAILROAD & SHIPPING 0.5%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.    4,600                            138
      CSX Corp.    2,700                                                      95
      Norfolk Southern Corp.    4,700                                        110
      Union Pacific Corp.    3,100                                           196
                                                                     -----------
                                                                             539

      REAL PROPERTY 0.4%
      --------------------------------------------------------------------------
      Equity Office Properties Trust    5,100                                153
      Equity Residential Properties Trust    3,400                            98
    + The Plum Creek Timber Co., Inc.    2,300                                71
    + Simon Property Group, Inc.    2,200                                     81
                                                                     -----------
                                                                             403

      RETAIL 7.7%
      --------------------------------------------------------------------------
      Albertson's, Inc.    4,975                                             152
    o AutoZone, Inc.    1,200                                                 93
    o Bed, Bath & Beyond, Inc.    3,600                                      136
    o Best Buy Co., Inc.    3,950                                            143
    o Big Lots, Inc.    1,400                                                 28
      Circuit City Stores-Circuit City Group    2,400                         45
    o Costco Wholesale Corp.    5,500                                        212
      CVS Corp.    4,800                                                     147
      Dillards, Inc., Class A    1,100                                        29
      Dollar General Corp.    3,963                                           75
      Family Dollar Stores, Inc.    2,000                                     71
    o Federated Department Stores, Inc.    2,400                              95
      The Gap, Inc.    10,462                                                149
      Home Depot, Inc.    28,600                                           1,051
      J.C. Penney Co., Inc. Holding Co.    3,100                              68
    o Kohl's Corp.    4,000                                                  280
    o Kroger Co.    9,700                                                    193
      The Limited Brands    6,400                                            136
      Lowe's Cos., Inc.    9,500                                             431
      May Department Stores Co.    3,550                                     117
      Nordstrom, Inc.    1,600                                                36
    o Office Depot, Inc.    3,800                                             64
      RadioShack Corp.    2,200                                               66
    o Safeway, Inc.    5,800                                                 169
      Sears, Roebuck & Co.    3,900                                          212
    o Staples, Inc.    5,700                                                 112
      Target Corp.    11,100                                                 423
      Tiffany & Co., Inc.    1,800                                            63
      TJX Cos., Inc.    6,600                                                130
    o Toys `R' Us, Inc.    2,600                                              46
 =(4) Wal-Mart Stores, Inc.    54,100                                      2,976
      Walgreen Co.    12,400                                                 479
      Winn-Dixie Stores, Inc.    1,500                                        23
    o Yum! Brands, Inc.    3,600                                             105
                                                                     -----------
                                                                           8,555

      STEEL 0.1%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.    1,050                                   17
      Nucor Corp.    1,000                                                    65
      United States Steel Corp.    1,300                                      26
      Worthington Industries, Inc.    900                                     16
                                                                     -----------
                                                                             124

      TELEPHONE 4.1%
      --------------------------------------------------------------------------
      Alltel Corp.    3,900                                                  183
      AT&T Corp.    45,982                                                   492
    o AT&T Wireless Services, Inc.    33,795                                 198
    o Avaya, Inc.    4,432                                                    22
      BellSouth Corp.    22,700                                              715
      CenturyTel, Inc.    1,700                                               50
    o Citizens Communications Co.    3,118                                    26
    o Nextel Communications, Inc., Class A    9,500                           30
      Nortel Networks Corp.    43,566                                         63


See the Financial Notes, which are integral to this information.

SCHWAB S&P 500 PORTFOLIO -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30 2002; unaudited.

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Qwest Communications International, Inc.    20,116                      56
      SBC  Communications, Inc.    40,610                                  1,239
      Scientific-Atlanta, Inc.    1,800                                       30
      Sprint Corp. (FON Group)    10,800                                     115
    o Sprint Corp. (PCS Group)    11,700                                      52
      Verizon Communications, Inc.    33,050                               1,327
                                                                     -----------
                                                                           4,598

      TOBACCO 1.1%
      --------------------------------------------------------------------------
      Philip Morris Cos., Inc.    26,000                                   1,136
      UST, Inc.    2,000                                                      68
                                                                     -----------
                                                                           1,204

      TRAVEL & RECREATION 0.5%
      --------------------------------------------------------------------------
      Brunswick Corp.    1,100                                                31
      Carnival Corp.    7,200                                                199
    o Harrah's Entertainment, Inc.    1,300                                   58
      Hilton Hotels Corp.    4,300                                            60
      Marriott International, Inc., Class A    2,900                         110
    o Sabre Holdings Corp.    1,683                                           60
      Starwood Hotels & Resorts Worldwide, Inc.    2,500                      82
                                                                     -----------
                                                                             600

      TRUCKING & FREIGHT 0.1%
      --------------------------------------------------------------------------
      Paccar, Inc.    1,500                                                   67
      Ryder Systems, Inc.    700                                              19
                                                                     -----------
                                                                              86

      UTILITIES: ELECTRIC & GAS 3.0%
      --------------------------------------------------------------------------
    o AES Corp.    6,500                                                      35
      Allegheny Energy, Inc.    1,551                                         40
      Ameren Corp.    1,700                                                   73
      American Electric Power Co., Inc.    3,960                             158
    o Calpine Corp.    4,600                                                  32
      Cinergy Corp.    2,100                                                  76
      CMS Energy Corp.    1,700                                               19
      Consolidated Edison, Inc.    2,500                                     104
      Constellation Energy Group, Inc.    2,100                               62
      Dominion Resources, Inc.    3,280                                      217
      DTE Energy Co.    1,900                                                 85
      Duke Energy Corp.    10,134                                            315
      Dynegy, Inc., Class A    4,200                                          30
      Edison International    3,800                                           65
      El Paso Corp.    6,329                                                 130
      Entergy Corp.    2,700                                                 115
      Exelon Corp.    3,875                                                  203
      FirstEnergy Corp.    3,628                                             121
      FPL Group, Inc.    2,100                                               126
      KeySpan Corp.    1,700                                                  64
      Kinder Morgan, Inc.    1,590                                            60
    o Mirant Corp.    4,802                                                   35
      NICOR, Inc.    600                                                      27
      NiSource, Inc.    2,546                                                 56
      Peoples Energy Corp.    500                                             18
      PG&E Corp.    4,800                                                     86
      Pinnacle West Capital Corp.    1,000                                    39
      PPL Corp.    1,800                                                      60
      Progress Energy, Inc.    2,702                                         141
      Public Service Enterprise Group, Inc.    2,500                         108
      Reliant Energy, Inc.    3,650                                           62
      Sempra Energy    2,541                                                  56
      Southern Co.    8,500                                                  233
      Teco Energy, Inc.   1,800                                               45
      TXU Corp.    3,222                                                     166
      Williams Cos., Inc.    6,300                                            38
      XCEL Energy, Inc.    4,905                                              82
                                                                     -----------
                                                                           3,382

      SHORT TERM INVESTMENT
      0.1% of investments
      --------------------------------------------------------------------------
      Provident Institutional
      TempFund    156,267                                                    156
      U.S. TREASURY OBLIGATION
      0.2% of investments
      --------------------------------------------------------------------------

      SECURITY                                        FACE VALUE
        RATE, MATURITY DATE                          ($ x 1,000)
    = U.S. Treasury Bill,
      1.68%, 09/19/02                                        160             160

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See the Financial Notes, which are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of June 30 2002; unaudited. All numbers x 1,000 except NAV.

ASSETS
-----------------------------------------------------------------------------
Investments, at market value
  (including $959 of securities on loan)                            $ 110,730  a
Collateral held for securities on loan                                  1,014
Receivables:
    Interest                                                                2
    Dividends                                                             132
    Dividend tax reclaim                                                    1
    Investment sold                                               +     1,028
                                                                  -----------
TOTAL ASSETS                                                          112,907

LIABILITIES
-----------------------------------------------------------------------------
Collateral held for securities on loan                                  1,014
Payables:
    Fund shares redeemed                                                   94
    Most recent daily change in value of futures                            2
    Investment adviser and administrator fees                               1
Accrued expenses                                                  +        42
                                                                  -----------
TOTAL LIABILITIES                                                       1,153

NET ASSETS
-----------------------------------------------------------------------------
TOTAL ASSETS                                                          112,907
TOTAL LIABILITIES                                                 -     1,153
                                                                  -----------
NET ASSETS                                                          $ 111,754

NET ASSETS BY SOURCE
Capital received from investors                                       123,538
Net investment income not yet distributed                               2,045
Net realized capital losses                                            (5,362)
Net unrealized capital losses                                          (8,467) b

NET ASSET VALUE (NAV)

                      SHARES
NET ASSETS    +    OUTSTANDING   =       NAV
  $111,754             7,794           $14.34

a The fund paid $119,170 for these securities. Not counting short-term obligations and government securities, the fund paid $8,054 for securities during the report period and received $3,217 from securities it sold or that matured.

b These derive from investments and futures. As of the report date, the fund had five open S&P 500 futures contracts due to expire on September 20, 2002, with a contract value of $1,238 and unrealized losses of $27.


FEDERAL TAX DATA
-------------------------------------------------------------------------------
COST BASIS OF PORTFOLIO                                               $ 119,806
NET UNREALIZED GAINS AND LOSSES:
Gains                                                                 $  19,534
Losses                                                             +    (28,637)
                                                                   ------------
                                                                        ($9,103)

UNUSED CAPITAL LOSSES:

Expires 12/31 of:       Loss amount
  2008                       $  665
  2009                        1,821


See the Financial Notes, which are integral to this information.

SCHWAB S&P 500 PORTFOLIO - FINANCIALS

Statement of
OPERATIONS
For January 1, 2002 through June 30, 2002; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-----------------------------------------------------------------------------
Dividends                                                            $    878  a
Interest                                                                   16
Lending of securities                                             +         2
                                                                  -----------
TOTAL INVESTMENT INCOME                                                   896

NET REALIZED GAINS AND LOSSES
-----------------------------------------------------------------------------
Net realized losses on investments sold                                (1,162)
Net realized losses on futures contracts                          +      (180)
                                                                  -----------
NET REALIZED LOSSES                                                    (1,342)

NET UNREALIZED GAINS AND LOSSES
-----------------------------------------------------------------------------
Net unrealized losses on investments                                  (16,588)
Net unrealized losses on futures contracts                        +       (61)
                                                                  -----------
NET UNREALIZED LOSSES                                                 (16,649)

EXPENSES
-----------------------------------------------------------------------------
Investment adviser and administrator fees                                 123  b
Trustees' fees                                                             11  c
Custodian fees                                                             15
Portfolio accounting fees                                                   9
Professional fees                                                          14
Registration fees                                                           3
Shareholder reports                                                        29
Other expenses                                                    +        13
                                                                  -----------
Total expenses                                                            217
Expense reduction                                                 -        45  d
                                                                  -----------
NET EXPENSES                                                              172

DECREASE IN NET ASSETS FROM OPERATIONS
-----------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   896
NET EXPENSES                                                      -       172
                                                                  -----------
NET INVESTMENT INCOME                                                     724
NET REALIZED LOSSES                                                    (1,342) e
NET UNREALIZED LOSSES                                             +   (16,649) e
                                                                  -----------
DECREASE IN NET ASSETS FROM OPERATIONS                               ($17,267)

a An additional $5 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.20% of the first
  $500 million and 0.17% of assets beyond that.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM to limit the operating expenses of this fund through at least April 30, 2003, to 0.28% of average daily net assets. This limit does not include interest, taxes and certain non-routine expenses.

e These add up to a net loss on investments of $17,991.


See the Financial Notes, which are integral to this information.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for 1/1/02-6/30/02 are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                            1/1/02-6/30/02       1/1/01-12/31/01
Net investment income                           $      724            $   1,321
Net realized losses                                 (1,342)              (2,453)
Net unrealized losses                         +    (16,649)             (15,170)
                                              ---------------------------------
DECREASE IN NET ASSETS FROM OPERATIONS             (17,267)             (16,302)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                    --                 1,259
Distributions from net realized gains         +         --                    --
                                                ---------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME      $       --             $   1,259

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                              1/1/02-6/30/02                1/1/01-12/31/01
                           QUANTITY        VALUE        QUANTITY         VALUE
Shares sold                   1,557      $ 25,046          2,592       $ 44,326
Shares reinvested                --            --             76          1,259
Shares redeemed            + (1,528)      (24,428)        (1,505)       (25,175)
                           ----------------------------------------------------
NET INCREASE                     29      $    618          1,163       $ 20,410

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                 1/1/02-6/30/02               1/1/01-12/31/01
                             SHARES     NET ASSETS        SHARES     NET ASSETS
Beginning of period           7,765     $ 128,403          6,602      $ 125,554
Total increase or
  decrease                 +     29       (16,649)         1,163          2,849  a
                           ----------------------------------------------------
END OF PERIOD                 7,794     $ 111,754          7,765      $ 128,403  b


a Figures for shares represent the net changes in shares from the transactions described above. Figures for net assets represent the changes in net assets from operations plus the changes from transactions in fund shares, minus distributions paid.

b Includes net investment income not yet distributed in the amount of $2,045 and $1,321 at the end of the current period and the prior period, respectively.

See the Financial Notes, which are integral to this information.

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB ANNUITY PORTFOLIOS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.


THE TRUST AND ITS FUNDS
--------------------------------------------------------------------------------

This list shows all of the funds included in Schwab Annuity Portfolios. The fund discussed in this report is highlighted.

SCHWAB ANNUITY PORTFOLIOS
Organized January 21, 1994
  Schwab Money Market Portfolio
  Schwab MarketTrack Growth Portfolio II
  SCHWAB S&P 500 PORTFOLIO

FUND OPERATIONS

Most of the fund's investments are described earlier in this report. However, there are certain other investments and policies that may affect the fund's financials. The most significant of these are described below. Other policies concerning the fund's business operations also are described here.

THE FUND PAYS DIVIDENDS from net investment income and makes distributions from net capital gains once a year.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUND NEGOTIATED FEES. The fund receives cash, letters of credit or U.S. government securities as collateral on these loans, and the value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUND MAY BORROW MONEY FROM BANKS. The fund may obtain temporary bank loans through its trust, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has line of credit arrangements of $150 million, $100 million and $150 million with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York, respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

FINANCIAL NOTES

THE FUND PAYS FEES FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services.

Although these agreements specify certain fees for these services, CSIM has made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, the fund may own shares of The Charles Schwab Corp. if that company is selected by its investment process. The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUND INTENDS TO CONTINUE TO MEET THE FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN ITS PORTFOLIO EVERY BUSINESS DAY. The fund uses the following policies to value various types of securities:

     SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the last-quoted sale price for the day, or, on days when no sale has been reported, halfway between the most recent bid and asked quotes.

     SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

     FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

     SHORT TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are figured using exchange rates in effect on the transaction date.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.


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